1933 Act File No. 33-31259
                                           1940 Act File No. 811-5911


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            x

    Pre-Effective Amendment No.     ........................


    Post-Effective Amendment No.  47  ......................       x

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    x

    Amendment No.  47   ....................................       x


                            FEDERATED MUNICIPAL TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) on _________________ pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i)
 x on December 31, 1998, pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph
    (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                   Copies To:

                           Matthew G. Maloney, Esquire
                     Dickstein Shapiro Morin & Oshinsky LLP
                               2101 L Street, N.W.
                             Washington, D.C. 20037




Prospectus                                               December 31, 1998

MASSACHUSETTS MUNICIPAL CASH TRUST
INSTITUTIONAL SERVICE SHARES









A money market mutual fund seeking to provide current income exempt from federal regular income tax and Massachusetts state income tax by investing primarily in short-term Massachusetts municipal securities.














Fund Shares are not bank deposits, federally insured, or guaranteed, and may lose value. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.









Contents

Risk/Return Summary What are the Fund's Fees and Expenses? What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and Massachusetts state income tax.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares as of the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with 0.00% and increasing in increments of 0.50% up to 4.50%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's Institutional Service Shares start of business through the calendar year ended December 31, 1997. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 1997, are:
4.32%, 2.60%, 1.92%, 2.34%, 3.40%, 3.00% and 3.13%, respectively.

The bar chart shows the variability of the Fund's Institutional Service Shares on a yearly basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). Hence, the total returns displayed above are based upon the net asset value.

7-Day Net Yield as of (12/31/97)* was 3.35%.

The Fund's total return from January 1, 1998 to September 30, 1998 was  0.81%.

Within the period shown in the Chart, the Fund's highest quarterly return was 1.14% (quarter ended September 30, 1991). Its lowest quarterly return was 0.46% (quarter ended March 31, 1994).

* Investors may call the Fund to acquire the current 7-Day Net Yield by calling 1-800-341-7400.

While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Massachusetts Municipal Cash Trust
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Massachusetts Municipal Cash Trust's Institutional Service Shares.



Shareholder Fees ( fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)           None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase
price or redemption proceeds, as applicable)...................                                None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
( as a percentage of offering price)...........................                                None
Redemption Fee (as a percentage of amount redeemed, if applicable)                             None
Exchange Fee...................................................                                None
Maximum Account Fee............................................................................None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)

Management Fee (1).............................................0.50%
Shareholder Services Fee (2)...................................0.25%
Distribution (12b-1) Fee.......................................None
Other Expenses ................................................0.__%
Total Annual Fund Operating Expenses (before waivers)..........         0.__%
--------------------------------------------------------------------------------

Although  not  contractually   obligated  to  do  so,  the  adviser  waived  and
distributor reimbursed certain amounts. These are shown below along with the net expenses the Fund ACTUALLY paid for the fiscal year ended October 31, 1998.
WAIVER of Fund expenses (1)(2).................................__%
Total Actual Annual Fund Operating Expenses (after waivers)....__%

(1)The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was ___% for the year ended October 31, 1998.

(2)The shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was ___% for the year ended October 31, 1998.

Example

The following Example is intended to help you compare the cost of investing in the Massachusetts Municipal Cash Trust's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Massachusetts Municipal Cash Trust's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Massachusetts Municipal Cash Trust's Institutional Service Shares operating expenses are before waivers as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                        1 Year     3 Years    5 Years   10 Years
Payment of the maximum sales charge.
Expenses assuming no redemption.....    $__         $__         $__       $__

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality municipal securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the municipal securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of municipal securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

Tax exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax exempt securities are generally differentiated by their source of repayment. Fixed Income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.


   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

   Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Investment Ratings. The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

Credit Risk
    Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.
    Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

Market Risk
    Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
    Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Concentration Risk
    Most of the Fund's securities will be invested in issuers located in Massachusetts. In addition, a substantial part of the Fund's portfolio may be comprised of municipal securities issued by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

Temporary Investments. The Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and Massachusetts state income tax, all of comparable quality to other securities in which the Fund invests. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. This also may cause the Fund to receive and distribute taxable income to investors.

WHAT DO SHARES COST?
You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?
The Fund offers two share classes: Institutional Service Shares and Boston 1784 Funds Shares each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's distributor markets the Shares described in this prospectus to institutions acting in a fiduciary or agency capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for non-Massachusetts taxpayers because it invests in Massachusetts municipal securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
oEstablish an account with the investment professional; and oSubmit your purchase order to the investment professional before 1:00 p.m. Eastern time.

You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
w Establish your account with the Fund by submitting a completed New Account Form; and w Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.

By Wire. Send your wire to:
   State Street Bank and Trust Company, Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention:  EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check. Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
   Federated Shareholder Services Company
   P.O. Box 8600, Boston, MA 02266-8600.

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
   Federated Shareholder Services Company
   1099 Hingham Street, Rockland, MA  02370-3317.

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:
w through an investment professional if you purchased Shares through an investment professional; or w directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

By Telephone. You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail. You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:
   Federated Shareholder Services Company
   P.O. Box 8600, Boston, MA 02266-8600.

Send requests by private courier or overnight delivery to: Federated Shareholder
   Services Company 1099 Hingham Street, Rockland, MA 02370-3317.

All requests must include:
w Fund Name and Share Class, account number and account registration; w amount to be redeemed or exchanged; and w signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees. Signatures must be guaranteed if:
w your redemption will be sent to an address other than the address of record; w your redemption will be sent to an address of record that was changed within the last thirty days; or w a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

w an electronic transfer to your account at a financial institution that is an ACH member; or w wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

w      to allow your purchase to clear;
w      during periods of market volatility; or
w when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem or exchange Shares on a regular basis by completing the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING
You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment. Checks may be made payable only to third-parties and may not be used to redeem Shares or to close your account.

DEBIT CARD
You may request a debit card account which will permit you to redeem Shares for purchases. A fee will be charge to your account for this service.

ADDITIONAL CONDITIONS

Telephone Transactions. The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

Share Certificates. The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Massachusetts state personal income tax to the extent they are derived from interest on obligations exempt from Massachusetts personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

Advisory Fees. The Adviser receives an annual investment advisory fee of .50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Year 2000 Readiness. The "Year 2000" issue is the potential for computer errors or failures on or about January 1, 2000, because certain date-sensitive computer systems may read the year "2000" as "1900" or not at all. This inability to recognize or properly treat the year 2000 may cause systems to process critical financial and operational information incorrectly and could disrupt businesses or entities that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic functions, such as:

w      calculating net asset value;
w      redeeming shares; or
w delivering account statements and providing other information to shareholders.

In addition, issuers of securities in which the Fund invests may have computer system problems that could cause their securities to decline in value or be undesirable to the Fund. At this time, the Fund cannot predict the impact of the Year 2000 issue on its portfolio of investments. To the extent the impact on a portfolio holding is negative, the Fund's performance could be adversely affected.

The Fund's service providers are making changes to their computer systems to fix the Year 2000 problem. An assessment of internal systems is substantially complete and plans are in place for all proprietary applications within Federated to be renovated or replaced. Completion of renovation or replacement and the subsequent testing and implementation is scheduled for 1998, with 1999 being reserved for industry-wide, cooperative testing. In addition, the Fund and its service providers are working to gather information from third-party providers and issuers of securities the Fund may purchase to determine their Year 2000 readiness.

The financial impact of making these changes for the Fund is still being determined. However, based on management's identification of resource requirements for both plan implementation and overall project management, it is anticipated that the Year 2000 costs will be, at a minimum, $10 million for internal systems. There can be no assurance that potential systems interruptions or the cost necessary to update software would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

Financial statements will be filed by amendment.

                       MASSACHUSETTS MUNICIPAL CASH TRUST
                          INSTITUTIONAL SERVICE SHARES

                   [A Portfolio of Federated Municipal Trust]




A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

Internet Address:  www.federatedinvestors.com




You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.


















Investment Company Act File No. 811-5911

Cusip 314229840

FEDERATED
World-Class Investment Manager

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com




    Statement of Additional Information                 December 31, 1998




    Massachusetts Municipal Cash Trust
    [A Portfolio of Federated Municipal Trust]
    Institutional Service Shares






    This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Massachusetts Municipal Cash Trust dated December 31,1998. Obtain the prospectus without charge by calling 1-800-341-7400.













    Contents

    How is the Fund Organized?
    Securities in Which the Fund Invests
    What Do Shares Cost?
    How is the Fund Sold?
    Subaccounting Services
    Redemption in Kind
    Account and Share Information
    Tax Information
    Who Manages and Provides
      Services to the Fund?
    How Does the Fund Measure Performance?
    Who is Federated Investors, Inc.?
    Investment Ratings



    [Federated Investors Logo]
    Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.
    CUSIP 314229303
    0032603B-ISS (12/98)


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HOW IS THE FUND ORGANIZED?

The Fund is a portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Service Shares and Boston 1784 Funds Shares (Shares). This SAI relates to Institutional Service Shares.

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and Massachusetts state income tax. This policy is fundamental and cannot be changed without shareholder approval.

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Other tax exempt securities in which the Fund invests include:

General obligation bonds are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.

Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls normally would result in a default on the bonds.

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

Municipal leases. Municipalities frequently enter into leases for equipment or facilities. In order to comply with state public financing laws, these lease are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by failing to include the lease payments in its annual budget. However, upon such an event, the lessor may repossess and resell the equipment or facility.

The Fund typically invests in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation ("COPs"). However, the Fund may also invest directly in individual leases.

Investment Ratings. A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for the clearance of transactions.

Issuing Senior Securities and Borrowing Money
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.


Lending Cash or Securities
The Fund will not lend any of its assets except that it may acquire publicly or non publicly issued Massachusetts municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies and limitations or Declaration of Trust.

Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate
The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.



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Concentration of Investments
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, (including instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of the investment), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Restricted and Illiquid Securities
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Options
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



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DETERMINING MARKET VALUE OF SECURITIES
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


WHAT DO SHARES COST?

The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professional may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professional may be paid cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES
Investment professional are encouraged to open single master accounts. However, certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professional holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services they provide that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of October 9, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: Cambridge Trust Company, Cambridge, Massachusetts, owned approximately 15,653,400 shares (6.00%); Bob and Company, Boston, Massachusetts, owned approximately 20,216,404 shares (7.75%); State Street Bank and Trust, North Quincy, Massachusetts, owned approximately 36,084,728 shares (13.82%); and State Street Bank and Trust, North Quincy, Massachusetts owned approximately 77,381,927 shares (29.65%).

As of October 9, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Boston 1784 Funds Shares: BankBoston, Boston, Massachusetts, owned approximately 165,678,970 shares (100.00%)

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

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TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES

Massachusetts Taxes

Under existing Massachusetts laws, distributions made by the Fund will not be subject to Massachusetts personal income taxes to the extent that such dividends qualify as exempt interest dividends under the Internal Revenue Code, and represent (i) interest or gain on obligations issued by the Commonwealth of Massachusetts, its political subdivisions or agencies; or (ii) interest on obligations of the United States, its territories or possessions to the extent exempt from taxation by the states pursuant to federal law. Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to Massachusetts personal income taxes.

Shareholders subject to the Massachusetts corporate excise tax must include all dividends paid by the Fund in their net income, and the value of their shares of stock in the Fund in their net worth, when computing the Massachusetts excise tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.As of October 9, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional Service Shares.



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An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

John F. Donahue*#
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: July 28, 1924

Chairman and Trustee

Chief Executive Officer and Director or Trustee of the Federated Fund Complex. Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp., and Federated Global Research Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

Compensation from Trust             $0
Compensation from Federated Fund Complex  $0

Thomas G. Bigley
15 Old Timber Trail, Pittsburgh, PA
Birthdate: February 3, 1934

Trustee

Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______

John T. Conroy, Jr.
Wood/IPC Commercial Department, John R. Wood and Associates, Inc., Realtors 3255 Tamiami Trail North, Naples, FL
Birthdate: June 23, 1937

Trustee

Director or Trustee of the Federated Fund Complex; President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______

William J. Copeland
One PNC Plaza - 23rd Floor, Pittsburgh, PA
Birthdate: July 4, 1918

Trustee

Director or Trustee of the Federated Fund Complex; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly: Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______



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James E. Dowd, Esq.
571 Hayward Mill Road, Concord, MA
Birthdate: May 18, 1922

Trustee

Director or Trustee of the Federated Fund Complex; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly: President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111, Pittsburgh, PA
Birthdate: October 11, 1932

Trustee

Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly, Member, National Board of Trustees, Leukemia Society of America.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______

Edward L. Flaherty, Jr., Esq.#
Miller, Ament, Henny & Kochuba, 205 Ross Street, Pittsburgh, PA
Birthdate: June 18, 1924

Trustee

Director or Trustee of the Federated Fund Complex; Attorney, Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly:
Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______

Peter E. Madden
One Royal Palm Way, 100 Royal Palm Way, Palm Beach, FL
Birthdate: March 16, 1942

Trustee

Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______



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John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University, Pittsburgh, PA
Birthdate: December 20, 1932

Trustee

Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______

Wesley W. Posvar
1202 Cathedral of Learning, University of Pittsburgh, Pittsburgh, PA
Birthdate: September 14, 1925

Trustee

Director or Trustee of the Federated Fund Complex; President, World Society of Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly: Professor, United States Military Academy; Professor, United States Air Force Academy.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______

Marjorie P. Smuts
4905 Bayard Street, Pittsburgh, PA
Birthdate: June 21, 1935

Trustee

Director    or    Trustee    of   the    Federated    Fund    Complex;    Public
Relations/Marketing/Conference Planning; formerly: National Spokesperson, Aluminum Company of America ; business owner.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______

Glen R. Johnson *
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: May 2, 1929

President and Trustee

Trustee, Federated Investors, Inc.; staff member, Federated Securities Corp.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______



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J. Christopher Donahue
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: April 11, 1949

Executive Vice President

President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______

Edward C. Gonzales
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: October 22, 1930

Executive Vice President

Trustee or Director of some of the Funds in the Federated Fund Complex; President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______


John W. McGonigle
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President and Secretary of the Federated Fund Complex; Treasurer of some of the Funds in the Federated Fund Complex; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______

Richard B. Fisher
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: May 17, 1923

Vice President

President or Vice President of some of the Funds in the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______



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INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly-owned subsidiary of Federated Investors.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services. Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated Investors in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

             Maximum                      Average Aggregate Daily Net
          Administrative Fee              Assets of the Federated Funds
            .15 of 1%                        on the first $250 million
            .125 of 1%                       on the next $250 million
            .10 of 1%                        on the next $250 million
            .075 of 1%                    on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Anderson LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES

                           Institutional Service Shares
For the Year ended
October 31, 1998
Advisory Fee Earned............$.............
Advisory Fee Reduction.........$.............
Brokerage Commissions..........$.............
Administrative Fee.............$.............
12b-1 Fee......................$.............
Shareholder Services Fee.......$.............

For the Year ended
October 31, 1997
Advisory Fee Earned............$.............
Advisory Fee Reduction.........$.............
Brokerage Commissions..........$.............
Administrative Fee.............$.............

For the Year ended
October 31, 1996
Advisory Fee Earned............$.............
Advisory Fee Reduction.........$.............
Brokerage Commissions..........$.............
Administrative Fee.............$.............

Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

CHART TO BE REPLACED
Average Annual Total Returns and Yield
Total returns given for the [one-, five- and ten-year or since inception periods] ended [date]. Yield [,Effective Yield][and] [Tax-Equivalent Yield] given for the
30-day period ended [date].
-------------------------------------------------------
   Class Name    Class Name   Class Name   Class Name


-------------------------------------------------------
-------------------------------------------------------
                     Total Return
-------------------------------------------------------
-------------------------------------------------------
One Year:            N/A          %           N/A
Five Year:           N/A          %           N/A
Since Inception:      %           %            %
-------------------------------------------------------
-------------------------------------------------------
                        Yield
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
                   Effective Yield
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
                 Tax-Equivalent Yield
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------

*Insert Inception Dates as applicable.

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per
 Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.


                        TAXABLE YIELD EQUIVALENT FOR 1997
                             STATE OF MASSACHUSETTS

FEDERAL TAX BRACKET:

                      15.00%    28.00%    31.00%    36.00%     39.60%

COMBINED FEDERAL AND STATE

                      27.00%    40.00%    43.00%    48.00%     51.60%

JOINT                   $1-    $41,201-  $99,601-  $151,751-    OVER
RETURN                41,200    99,600    151,750   271,050   $271,050
SINGLE                  $1-    $24,651-  $59,751-  $124,651-    OVER
RETURN                24,650    59,750    124,650   271,050   $271,050

Tax-Exempt
Yield                             Table Yield Equivalent

1.50%                  2.05%     2.50%     2.63%      2.88%     3.10%

2.00%                  2.74%     3.33%     3.51%      3.85%     4.13%

2.50%                  3.42%     4.17%     4.39%      4.81%     5.17%

3.00%                  4.11%     5.00%     5.26%      5.77%     6.20%

3.50%                  4.79%     5.83%     6.14%      6.73%     7.23%

4.00%                  5.48%     6.67%     7.02%      7.69%     8.26%

4.50%                  6.16%     7.50%     7.89%      8.65%     9.30%

5.00%                  6.85%     8.33%     8.77%      9.62%    10.33%

5.50%                  7.53%     9.17%     9.65%     10.58%    11.36%

6.00%                  8.22%    10.00%    10.53%     11.54%    12.40%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices; o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and
o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Financial publications. The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, among others--provide performance statistics over specified time periods.

Lipper Analytical Services, Inc. Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Moody's Investors Service, Inc., Fitch IBCA, Inc. and Standard & Poor's, various publications.

IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly 12-month-to-date investment results for the same money funds.



WHO IS FEDERATED INVESTORS, INC.?

Federated Investors, Inc. is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is the result of a process that combines the talents of many individuals with the resources and tools they need. Investment decisions are made by teams of portfolio managers and analysts which are executed by traders dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Municipal funds. In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity funds. In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate bond funds. In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

Government funds. In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

Money market funds. In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -
William D. Dawson, III; and global equities and fixed income -
Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

Mutual Fund Market. Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients. Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing. Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries. Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.
INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Moody's Investors Service, Inc. Long-Term Bond Rating Definitions
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch IBCA, Inc. Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Moody's Investors Service, Inc. Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o Leading market positions in well established industries.

o High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

o Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch IBCA, Inc. Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

Massachusetts Municipal Cash Trust
Institutional Service Shares           Federated Investors Funds
                                       5800 Corporate Drive
                                       Pittsburgh, Pennsylvania 15237-7000

Distributor
Federated Securities Corp.             Federated Investors Tower
                                       1001 Liberty Avenue,
                                       Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
Federated Management                   Federated Investors Tower
                                       1001 Liberty Avenue,
                                       Pittsburgh, Pennsylvania 15222-3779

Custodian
State Street Bank and Trust Company    P.O. Box 8600
                                       Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company P.O. Box 8600
                                       Boston, Massachusetts 02266-8600

Independent Auditors
Arthur Andersen  LLP                   2100 One PPG Place
                                       Pittsburgh, PA  15222

Prospectus                                               December 31, 1998

MASSACHUSETTS MUNICIPAL CASH TRUST
BOSTON 1784 FUNDS SHARES









A money market mutual fund seeking to provide current income exempt from federal regular income tax and Massachusetts state income tax by investing primarily in short-term Massachusetts municipal securities.








Fund Shares are not bank deposits, federally insured, or guaranteed, and may lose value. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

















Contents

Risk/Return Summary What are the Fund's Fees and Expenses? What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
Shareholder Services
Pricing of Fund Shares
Distributions
Tax Information
Who Manages the Fund
Financial Information

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and Massachusetts state income tax.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Boston 1784 Funds Shares as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with ___% and increasing in increments of ___% up to ___%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's Boston 1784 Funds Shares start of business through the calendar year ended December 31, 1997. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Boston 1784 Funds Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1997, are: ___%, ___%, ___%, ____% and ___%, respectively.

The bar chart shows the variability of the Fund's Boston 1784 Funds Shares on a yearly basis.

The Fund's Boston 1784 Funds Shares are not sold subject to a sales charge
(load). Hence, the total returns displayed above are based upon the net asset value.

7-Day Net Yield as of (12/31/97)* was ___%.

The Fund's total return from January 1, 1998 to September 30, 1998 was  ___%.

Within the period shown in the Chart, the Fund's highest quarterly return was ___% (quarter ended September 30, 1991). Its lowest quarterly return was ___% (quarter ended March 31, 1994).

* Investors may call the Fund to acquire the current 7-Day Net Yield by calling 1-800-341-7400.

While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Massachusetts Municipal Cash Trust
Fees and Expenses             ......

This table describes the fees and expenses that you may pay if you buy and hold shares of the Massachusetts Municipal Cash Trust's Boston 1784 Funds Shares.

Shareholder Fees ( fees paid directly from your investment)


Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)           None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase
price or redemption proceeds, as applicable)...................                                None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
( as a percentage of offering price)...........................                                None
Redemption Fee (as a percentage of amount redeemed, if applicable)                             None
Exchange Fee..................................................                                 None
Maximum Account Fee............................................................................None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)

Management Fee (1).............................................0.50%
Shareholder Services Fee (2)...................................0.25%
Distribution (12b-1) Fee.......................................None
Other Expenses ................................................0.__%
Total Annual Fund Operating Expenses (before waivers)........  0.__%
--------------------------------------------------------------------------------

Although  not  contractually   obligated  to  do  so,  the  adviser  waived  and
distributor reimbursed certain amounts. These are shown below along with the net expenses the Fund ACTUALLY paid for the fiscal year ended October 31, 1998.
WAIVER of Fund expenses (1)(2).............................................__%
Total Actual Annual Fund Operating Expenses (after waivers)................__%

(1)The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after voluntary waiver) was ___% for the year ended October 31, 1998.

(2)The shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after voluntary waiver) was ___% for the year ended October 31, 1998.

Example

The following Example is intended to help you compare the cost of investing in the Massachusetts Municipal Cash Trust's Boston 1784 Funds Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Massachusetts Municipal Cash Trust's Boston 1784 Funds Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Massachusetts Municipal Cash Trust's Boston 1784 Funds Shares operating expenses are before waivers as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                      1 Year   3 Years   5 Years   10 Years
Payment of the maximum sales charge.
Expenses assuming no redemption.....   $__      $__         $__       $__

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality municipal securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the municipal securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of municipal securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

Tax exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax exempt securities are generally differentiated by their source of repayment. Fixed Income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.


   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

   Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Investment Ratings. The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

Credit Risk
    Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.
    Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

Market Risk
    Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
    Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Concentration Risk
    Most of the Fund's securities will be invested in issuers located in Massachusetts. In addition, a substantial part of the Fund's portfolio may be comprised of municipal securities issued by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

Temporary Investments. The Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and Massachusetts state income tax, all of comparable quality to other securities in which the Fund invests. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. This also may cause the Fund to receive and distribute taxable income to investors.
SHAREHOLDER SERVICES

How To Reach The Fund
By telephone  1-800-BKB-1784
              Call for account or Fund
              information Monday through Friday
              8 a.m. to 8 p.m. or Saturday and
              Sunday 9 a.m. to 4 p.m.
              (Eastern time).

By regular mail   Boston 1784 Funds
              P.O. Box 8524
              Boston, MA 02266-8524

By overnight  Boston 1784 Funds
courier       c/o Boston Financial Data Services
              2 Heritage Drive
              North Quincy, MA 02171


Types of Accounts
If you are investing in the Fund for the first time, you will need to establish an account. You may establish the following types of accounts by completing an account application. To obtain an application, call 1-800-BKB-1784.

  o Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts have two or more owners. The Fund will treat any individual owner of a joint account as authorized to give instructions on purchases, sales and exchanges of shares of a Fund without notice to the other owners, except that for any transaction requiring a signature guarantee, the signature guarantee of each account owner is required.

  o Gift or Transfer to Minor (UGMA or UTMA). A UGMA (Uniform Gifts to Minors
    Act) or UTMA (Uniform Transfers to Minors Act) account is maintained by a custodian for the benefit of a minor. To open a UGMA or UTMA account, you must include the minor's social security number on the application.

  o Trust. A trust can open an account. The name of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

  o Corporations, Partnerships and Other Legal Entities. Corporations, partnerships and other legal entities may also open an account. The application and resolution form must be signed by a general partner of the partnership or an authorized officer of the corporation or other legal entity.


How To Open An Account
Complete and sign the appropriate account application. Please be sure to provide your social security or taxpayer identification number on the application. Make your check payable to Boston 1784 Funds. Send all items to one of the following addresses:

By regular mail   Boston 1784 Funds
              P.O. Box 8524
              Boston, MA 02266-8524

By overnight  Boston 1784 Funds
courier       c/o Boston Financial Data Services
              2 Heritage Drive
              North Quincy, MA 02171
You may also purchase shares through certain financial institutions, including BankBoston. These institutions may have their own procedures for buying and selling shares, and may charge fees. Contact your financial institution for more information.


How To Purchase Shares
Shares of the Fund are sold on a continuous basis and may be purchased from the Distributor or a broker-dealer or financial institution that has an agreement with the Distributor. Purchases may be made Monday through Friday, except on certain holidays.

The Fund's share price, called net asset value per share, is calculated every business day. The Fund's shares are sold without a sales charge. Shares are purchased at net asset value the next time it is calculated after your investment is received and accepted by the Distributor. Your investment is considered received when your check is converted into immediately available funds. This normally happens within two business days.

New Purchases. If you are new to the Fund, complete and sign an account application and mail it along with your check. To establish the telephone purchase option on your new account, complete the "Telephone Privilege Authorization" section on the application.

Additional Purchases. If you already have money invested in the Fund, you can invest additional money in the Fund in the following ways:

  By mail. Complete the remittance slip attached to the bottom of your confirmation statement. Send your check and remittance slip or written instructions to one of the addresses listed above under "How To Open An Account".

  By telephone. This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. If you have not established the telephone purchase option, call 1-800-BKB-1784 to request the appropriate form.

  By wire. Purchases may also be made by wiring money from your bank account to your Boston 1784 Fund account. Each time you wish to send a wire, you must call 1-800-BKB-1784 to receive wiring instructions before you send money.

Automatic investment program. Automatic investing is an easy way to add to your account on a regular basis. Boston 1784 Funds offer an automatic investment plan to help you achieve your financial goals as simply and conveniently as possible. Please note that minimum purchase amounts apply. Call 1-800-BKB-1784 for information.

Paying for shares. Please note the following:

  o Purchases may be made by check, wire transfer and electronic transfer.

  o All purchases must be made in U.S. dollars.
  o Checks must be drawn on U.S. banks and must be payable to Boston 1784 Funds. Checks that are not made payable directly to Boston 1784 Funds ("third party checks") are not accepted.
  o Cash and credit card checks are not accepted.
  o If a check does not clear your bank, the Fund reserves the right to cancel the purchase.
If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. The Fund has the authority to redeem shares in your account(s) to cover any losses due to changes in share price. The Fund reserves the right to reject any specific purchase request.

Minimum investments. The following minimums apply unless they are waived by the Distributor.
  To open an account       $1,000.00

  To add to an account        250.00

    Through automatic investment plans 50.00
  Minimum account balance   1,000.00


How To Sell Shares
Selling your shares in a Fund is called a "redemption" because the Fund buys back its shares. On any business day, you may sell (redeem) all or a portion of your shares. If your redemption request is over $100,000, you will need a signature guarantee (see below). If the shares being sold were recently purchased by check, telephone or through an automatic investment program, the Fund may delay the mailing of your redemption check for up to 10 business days after purchase to allow the purchase to clear.

Your transaction will be processed at net asset value the next time it is calculated after the Fund receive your redemption request in good order. You may gain or lose money when you redeem your shares.

By mail. To redeem all or part of your shares by mail, please send your request in writing to one of the addresses listed above under "How To Open An Account" and include the following information:
  o the name of the Fund,
  o the account number(s),
  o the amount of money or number of shares being redeemed,
  o the name(s) on the account,
  o the signature of a registered account owner, and o your daytime telephone number.
Signature requirements vary based on the type of account you have:

  o Individual, Joint Tenants, Tenants in Common: Written instructions must be signed by an individual shareholder, or in the case of joint accounts, one of the shareholders (except where a signature guarantee is required, in which case the signature guarantee of each account owner is required), exactly as the name(s) appears on the account.

  o UGMA or UTMA: Written instructions must be signed by the custodian as it appears on the account.

  o Sole Proprietor, General Partner: Written instructions must be signed by an authorized individual as it appears on the account.

  o Corporation, Association: Written instructions must be signed by the person(s) authorized to act on the account. A resolution form, authorizing the signer to act, must accompany the request, if not on file with the Fund.

  o Trust: Written instructions must be signed by the trustee(s). If the name of the current trustee(s) does not appear on the account, a certified certificate of incumbency dated within 60 days must also be submitted.

By telephone. If you selected this option on your account application, you may make redemptions from your account by calling 1-800-BKB-1784. The Fund requires that requests for redemptions over $100,000 be in writing with signatures guaranteed (see below). You may not close your account by telephone. If you would like to establish this option on an existing account, please call 1-800-BKB-1784. See "Telephone transactions" below.

Payment of redemption proceeds. Payments may be made by check, wire transfer or electronic transfer.

By Check Redemption proceeds will be sent to the shareholder(s) on our records at the address on our records within seven days after receipt of a valid redemption request.

By Wire If you have selected this option on your application, your redemption proceeds will be wired directly into your designated bank account, normally on the business day that your redemption request is received. There is no limitation on redemptions by wire.

            However, there is a $12 fee for each wire and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call 1-800-BKB-1784 to sign up for this service. Wire redemptions are not available for retirement accounts.

By Electronic If you have established this option, your redemption proceeds will be transferred Transfer electronically to your predesignated bank account. To establish this option on an existing account, please call 1-800-BKB-1784 to request the appropriate form.

Signature guarantees. In addition to the signature requirements described above, a signature guarantee is required if:

  o You would like the check made payable to anyone other than the shareholder(s) on our records.

  o You would like the check mailed to an address other than the address on our records.

  o You would like the check mailed to an address on our records that has changed in the past 30 days.

  o Your redemption request is over $100,000.

The Fund may also require signature guarantees for other redemptions. A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.


Shareholder Services And Policies
Exchanges. On any business day, you may exchange all or a portion of your shares into any other Fund in the Boston 1784 Funds family. To make exchanges, please follow the procedures under "How To Sell Shares." Exchanges are processed at the net asset value next calculated after an exchange request in good order is received and approved. Please read the prospectus for the Fund into which you are exchanging. The Fund reserves the right to reject any exchange request or to change or terminate the exchange privilege at any time. An exchange is the sale of shares of one Fund and purchase of shares of another, and could result in taxable gain or loss in a non-tax-sheltered account.

Redemption proceeds. The Fund's policy is to pay redemption proceeds in cash, but the Fund reserves the right to change this policy and to pay in kind in certain cases by delivering to you investment securities equal to the redemption price. In these cases, you might have to pay brokerage costs when converting the securities to cash. The right of any shareholder to receive redemption proceeds may be suspended, or payment may be postponed, in certain circumstances. These circumstances include any period the New York Stock Exchange is closed (other than weekends or holidays) or trading on the Exchange is restricted, any period when an emergency exists and any time the Securities and Exchange Commission allows mutual funds to delay payments for the protection of investors.

Taxpayer identification number. On the account application or other appropriate form, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

Share ownership. The Fund keeps a record of the ownership of their shares and share certificates are not issued.

Involuntary redemptions. If your account balance falls below the minimum required investment as a result of selling or exchanging shares, you will be given 60 days to re-establish the minimum balance. If you do not, your account may be closed and the proceeds sent to you.

Telephone transactions. You may buy, sell or exchange shares by telephone if you selected this option on your account application or have completed the appropriate form. The Fund and its agents will not be responsible for any losses that may result from acting on wire or telephone instructions that it reasonably believes to be genuine. The Fund and its agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations. It may be difficult to reach the Fund by telephone during periods of unusual market activity.

Address changes. A change in address on your account must be made in writing and be signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Call 1-800-BKB-1784 if you need more information.

Name/account ownership changes. To change the name on an account, the shares are generally transferred to a new account. A signature guarantee must be provided and, in some cases, certain legal documents may be required. For more information, call 1-800-BKB-1784. If your shares are held by a financial institution, contact that financial institution for ownership changes.

Statements and reports. The Fund will send you a confirmation statement after every transaction that affects your account balance or registration. If you are enrolled in an automatic investment program and invest on a monthly basis, you will receive quarterly confirmations. Information about the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year.

Financial reports for the Fund, which include a list of the Fund's portfolio holdings, will be mailed twice each year to all shareholders.

Pricing of Fund Shares
The Fund's net asset value per share or NAV is calculated at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open, except for Columbus Day and Veteran's Day.
The NAV is the value of a single share of a Fund.

Distributions
As a Fund shareholder, you are entitled to your share of a Fund's net income and gains on its investments. The Fund passes substantially all of its earnings along to its investors as distributions. When the Fund earns interest from money market instruments and other debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

Your distributions are declared each day, starting on the day you purchase your shares. They are paid to your account on the first business day of each month that you are a shareholder. You will not receive a distribution for the day on which you sell shares.

You will receive distributions from the Fund in additional shares of the Fund unless you choose to receive your distributions in cash. If you wish to change the way in which you receive distributions, you should call 1-800-BKB-1784 for instructions. If you have elected to receive distributions in cash, and the postal or other delivery service returns your check to the Fund as undeliverable, you will not receive interest on amounts represented by the uncashed checks.

Tax Information
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Massachusetts state personal income tax to the extent they are derived from interest on obligations exempt from Massachusetts personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

Advisory Fees. The Adviser receives an annual investment advisory fee of .50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Year 2000 Readiness. The "Year 2000" issue is the potential for computer errors or failures on or about January 1, 2000, because certain date-sensitive computer systems may read the year "2000" as "1900" or not at all. This inability to recognize or properly treat the year 2000 may cause systems to process critical financial and operational information incorrectly and could disrupt businesses or entities that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic functions, such as:

w      calculating net asset value;
w      redeeming shares; or
w delivering account statements and providing other information to shareholders.

In addition, issuers of securities in which the Fund invests may have computer system problems that could cause their securities to decline in value or be undesirable to the Fund. At this time, the Fund cannot predict the impact of the Year 2000 issue on its portfolio of investments. To the extent the impact on a portfolio holding is negative, the Fund's performance could be adversely affected.

The Fund's service providers are making changes to their computer systems to fix the Year 2000 problem. An assessment of internal systems is substantially complete and plans are in place for all proprietary applications within Federated to be renovated or replaced. Completion of renovation or replacement and the subsequent testing and implementation is scheduled for 1998, with 1999 being reserved for industry-wide, cooperative testing. In addition, the Fund and its service providers are working to gather information from third-party providers and issuers of securities the Fund may purchase to determine their Year 2000 readiness.

The financial impact of making these changes for the Fund is still being determined. However, based on management's identification of resource requirements for both plan implementation and overall project management, it is anticipated that the Year 2000 costs will be, at a minimum, $10 million for internal systems. There can be no assurance that potential systems interruptions or the cost necessary to update software would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

Financial statements will be filed by amendment.

                       MASSACHUSETTS MUNICIPAL CASH TRUST
                            BOSTON 1784 FUNDS SHARES

                   [A Portfolio of Federated Municipal Trust]




A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

Internet Address:  www.federatedinvestors.com




You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.


















Investment Company Act File No. 811-5911

Cusip 314229832

FEDERATED
World-Class Investment Manager

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com




    Statement of Additional Information                 December 31, 1998




    Massachusetts Municipal Cash Trust
    [A Portfolio of Federated Municipal Trust]
    Boston 1784 Funds Shares






    This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Massachusetts Municipal Cash Trust dated December 31,1998. Obtain the prospectus without charge by calling 1-800-341-7400.











    Contents

    How is the Fund Organized?
    Securities in Which the Fund Invests
    What Do Shares Cost?
    How is the Fund Sold?
    Subaccounting Services
    Redemption in Kind
    Account and Share Information
    Tax Information
    Who Manages and Provides
      Services to the Fund?
    How Does the Fund Measure Performance?
    Who is Federated Investors, Inc.?
    Investment Ratings




    [Federated Investors Logo]
    Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.
    CUSIP 314229832
    0032603B (12/98)

HOW IS THE FUND ORGANIZED?

The Fund is a portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Service Shares and Boston 1784 Funds Shares (Shares). This SAI relates to Boston 1784 Funds Shares.

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and Massachusetts state income tax. This policy is fundamental and cannot be changed without shareholder approval.

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Other tax exempt securities in which the Fund invests include:

General obligation bonds are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.

Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls normally would result in a default on the bonds.

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

Municipal leases. Municipalities frequently enter into leases for equipment or facilities. In order to comply with state public financing laws, these lease are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by failing to include the lease payments in its annual budget. However, upon such an event, the lessor may repossess and resell the equipment or facility.

The Fund typically invests in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation ("COPs"). However, the Fund may also invest directly in individual leases.

Investment Ratings. A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for the clearance of transactions.

Issuing Senior Securities and Borrowing Money
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.

Lending Cash or Securities
The Fund will not lend any of its assets except that it may acquire publicly or non publicly issued Massachusetts municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies and limitations or Declaration of Trust.

Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate
The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Concentration of Investments
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, (including instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of the investment), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Restricted and Illiquid Securities
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Options
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


WHAT DO SHARES COST?

The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professional may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professional may be paid cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES
Investment professional are encouraged to open single master accounts. However, certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professional holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services they provide that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of October 9, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: Cambridge Trust Company, Cambridge, Massachusetts, owned approximately 15,653,400 shares (6.00%); Bob and Company, Boston, Massachusetts, owned approximately 20,216,404 shares (7.75%); State Street Bank and Trust, North Quincy, Massachusetts, owned approximately 36,084,728 shares (13.82%); and State Street Bank and Trust, North Quincy, Massachusetts owned approximately 77,381,927 shares (29.65%).

As of October 9, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Boston 1784 Funds Shares: BankBoston, Boston, Massachusetts, owned approximately 165,678,970 shares (100.00%)

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES

Massachusetts Taxes

Under existing Massachusetts laws, distributions made by the Fund will not be subject to Massachusetts personal income taxes to the extent that such dividends qualify as exempt interest dividends under the Internal Revenue Code, and represent (i) interest or gain on obligations issued by the Commonwealth of Massachusetts, its political subdivisions or agencies; or (ii) interest on obligations of the United States, its territories or possessions to the extent exempt from taxation by the states pursuant to federal law. Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to Massachusetts personal income taxes.

Shareholders subject to the Massachusetts corporate excise tax must include all dividends paid by the Fund in their net income, and the value of their shares of stock in the Fund in their net worth, when computing the Massachusetts excise tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.As of October 9, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional Service Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

John F. Donahue*#
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: July 28, 1924

Chairman and Trustee

Chief Executive Officer and Director or Trustee of the Federated Fund Complex. Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp., and Federated Global Research Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

Compensation from Trust             $0
Compensation from Federated Fund Complex  $0

Thomas G. Bigley
15 Old Timber Trail, Pittsburgh, PA
Birthdate: February 3, 1934

Trustee

Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______

John T. Conroy, Jr.
Wood/IPC Commercial Department, John R. Wood and Associates, Inc., Realtors 3255 Tamiami Trail North, Naples, FL
Birthdate: June 23, 1937

Trustee

Director or Trustee of the Federated Fund Complex; President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______

William J. Copeland
One PNC Plaza - 23rd Floor, Pittsburgh, PA
Birthdate: July 4, 1918

Trustee

Director or Trustee of the Federated Fund Complex; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly: Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______

James E. Dowd, Esq.
571 Hayward Mill Road, Concord, MA
Birthdate: May 18, 1922

Trustee

Director or Trustee of the Federated Fund Complex; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly: President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111, Pittsburgh, PA
Birthdate: October 11, 1932

Trustee

Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly, Member, National Board of Trustees, Leukemia Society of America.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______

Edward L. Flaherty, Jr., Esq.#
Miller, Ament, Henny & Kochuba, 205 Ross Street, Pittsburgh, PA
Birthdate: June 18, 1924

Trustee

Director or Trustee of the Federated Fund Complex; Attorney, Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly:
Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______

Peter E. Madden
One Royal Palm Way, 100 Royal Palm Way, Palm Beach, FL
Birthdate: March 16, 1942

Trustee

Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University, Pittsburgh, PA
Birthdate: December 20, 1932

Trustee

Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______

Wesley W. Posvar
1202 Cathedral of Learning, University of Pittsburgh, Pittsburgh, PA
Birthdate: September 14, 1925

Trustee

Director or Trustee of the Federated Fund Complex; President, World Society of Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly: Professor, United States Military Academy; Professor, United States Air Force Academy.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______

Marjorie P. Smuts
4905 Bayard Street, Pittsburgh, PA
Birthdate: June 21, 1935

Trustee

Director    or    Trustee    of   the    Federated    Fund    Complex;    Public
Relations/Marketing/Conference   Planning;   formerly:   National  Spokesperson,
Aluminum Company of America ; business owner.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______

Glen R. Johnson *
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: May 2, 1929

President and Trustee

Trustee, Federated Investors, Inc.; staff member, Federated Securities Corp.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______

J. Christopher Donahue
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: April 11, 1949

Executive Vice President

President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______

Edward C. Gonzales
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: October 22, 1930

Executive Vice President

Trustee or Director of some of the Funds in the Federated Fund Complex; President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______


John W. McGonigle
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President and Secretary of the Federated Fund Complex; Treasurer of some of the Funds in the Federated Fund Complex; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______

Richard B. Fisher
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: May 17, 1923

Vice President

President or Vice President of some of the Funds in the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $______

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly-owned subsidiary of Federated Investors.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services. Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated Investors in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

             Maximum                      Average Aggregate Daily Net
          Administrative Fee              Assets of the Federated Funds
            .15 of 1%                        on the first $250 million
            .125 of 1%                       on the next $250 million
            .10 of 1%                        on the next $250 million
            .075 of 1%                    on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Anderson LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES

                            Boston 1784               Funds Shares
For the Year ended
October 31, 1998
Advisory Fee Earned............$.............
Advisory Fee Reduction.........$.............
Brokerage Commissions..........$.............
Administrative Fee.............$.............
12b-1 Fee......................$.............
Shareholder Services Fee.......$.............

For the Year ended
October 31, 1997
Advisory Fee Earned............$.............
Advisory Fee Reduction.........$.............
Brokerage Commissions..........$.............
Administrative Fee.............$.............

For the Year ended
October 31, 1996
Advisory Fee Earned............$.............
Advisory Fee Reduction.........$.............
Brokerage Commissions..........$.............
Administrative Fee.............$.............

Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

CHART TO BE REPLACED
Average Annual Total Returns and Yield
Total returns given for the [one-, five- and ten-year or since inception periods] ended [date]. Yield [,Effective Yield][and] [Tax-Equivalent Yield] given for the
30-day period ended [date].
-------------------------------------------------------
   Class Name    Class Name   Class Name   Class Name


-------------------------------------------------------
-------------------------------------------------------
                     Total Return
-------------------------------------------------------
-------------------------------------------------------
One Year:            N/A          %           N/A
Five Year:           N/A          %           N/A
Since Inception:      %           %            %
-------------------------------------------------------
-------------------------------------------------------
                        Yield
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
                   Effective Yield
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
                 Tax-Equivalent Yield
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------

*Insert Inception Dates as applicable.

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per
 Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.


                        TAXABLE YIELD EQUIVALENT FOR 1997
                             STATE OF MASSACHUSETTS

FEDERAL TAX BRACKET:

                      15.00%    28.00%    31.00%    36.00%     39.60%

COMBINED FEDERAL AND STATE

                      27.00%    40.00%    43.00%    48.00%     51.60%

JOINT                   $1-    $41,201-  $99,601-  $151,751-    OVER
RETURN                41,200    99,600    151,750   271,050   $271,050
SINGLE                  $1-    $24,651-  $59,751-  $124,651-    OVER
RETURN                24,650    59,750    124,650   271,050   $271,050

Tax-Exempt
Yield                             Table Yield Equivalent

1.50%                  2.05%     2.50%     2.63%      2.88%     3.10%

2.00%                  2.74%     3.33%     3.51%      3.85%     4.13%

2.50%                  3.42%     4.17%     4.39%      4.81%     5.17%

3.00%                  4.11%     5.00%     5.26%      5.77%     6.20%

3.50%                  4.79%     5.83%     6.14%      6.73%     7.23%

4.00%                  5.48%     6.67%     7.02%      7.69%     8.26%

4.50%                  6.16%     7.50%     7.89%      8.65%     9.30%

5.00%                  6.85%     8.33%     8.77%      9.62%    10.33%

5.50%                  7.53%     9.17%     9.65%     10.58%    11.36%

6.00%                  8.22%    10.00%    10.53%     11.54%    12.40%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices; o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and
o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Financial publications. The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, among others--provide performance statistics over specified time periods.

Lipper Analytical Services, Inc. Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Moody's Investors Service, Inc., Fitch IBCA, Inc. and Standard & Poor's, various publications.

IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly 12-month-to-date investment results for the same money funds.



WHO IS FEDERATED INVESTORS, INC.?

Federated Investors, Inc. is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is the result of a process that combines the talents of many individuals with the resources and tools they need. Investment decisions are made by teams of portfolio managers and analysts which are executed by traders dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Municipal funds. In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity funds. In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate bond funds. In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

Government funds. In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

Money market funds. In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -
William D. Dawson, III; and global equities and fixed income -
Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

Mutual Fund Market. Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients. Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing. Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries. Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.
INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Moody's Investors Service, Inc. Long-Term Bond Rating Definitions
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch IBCA, Inc. Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Moody's Investors Service, Inc. Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o Leading market positions in well established industries.

o High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

o Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch IBCA, Inc. Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

                                   78
ADDRESSES

Massachusetts Municipal Cash Trust
Boston 1784 Funds Shares               Federated Investors Funds
                                       5800 Corporate Drive
                                       Pittsburgh, Pennsylvania 15237-7000

Distributor
Federated Securities Corp.             Federated Investors Tower
                                       1001 Liberty Avenue,
                                       Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
Federated Management                   Federated Investors Tower
                                       1001 Liberty Avenue,
                                       Pittsburgh, Pennsylvania 15222-3779

Custodian
State Street Bank and Trust Company    P.O. Box 8600
                                       Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company P.O. Box 8600
                                       Boston, Massachusetts 02266-8600

Independent Auditors
Arthur Andersen  LLP                   2100 One PPG Place
                                       Pittsburgh, PA  15222


Prospectus                                               December 31, 1998

CONNECTICUT MUNICIPAL CASH TRUST
INSTITUTIONAL SERVICE SHARES









A money market mutual fund seeking to provide current income exempt from federal regular income tax and Connecticut dividend and interest income tax by investing primarily in short-term Connecticut municipal securities.














Fund Shares are not bank deposits, federally insured, or guaranteed, and may lose value. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.















Table of Contents

Risk/Return Summary What are the Fund's Fees and Expenses? What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and Connecticut dividend and interest income tax consistent with the stability of principal.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and Connecticut dividend and interest income tax.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of Connecticut Municipal Cash Trust as of the calendar year-end for each of eight years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1 up to 6 .

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1997. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentages for Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1997, are: 5.41%, 3.73%, 2.45%, 1.91%, 2.33%, 3.34%, 2.94% and
3.05%, respectively.

The bar chart shows the variability of the Fund's Institutional Service Shares on a yearly basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). Hence, the total returns displayed above are based upon the net asset value.

7-Day Net Yield as of December 31, 1997* was 3.28%.

The Fund's total return from January 1, 1998 to September 30, 1998 was  0.71%.

Within the period shown in the Chart, the Fund's highest quarterly return was 1.34% (quarter ended December 31, 1990). Its lowest quarterly return was 0.44% (quarter ended March 31, 1994).

*Investors may call the Fund to acquire the current 7-Day Net Yield by calling 1-800-341-7400.


While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.
WHAT ARE THE FUND'S FEES AND EXPENSES?
Connecticut Municipal Cash Trust
Fees and Expenses             ......


This table describes the fees and expenses that you may pay if you buy and hold shares of the Connecticut Municipal Cash Trust.

Shareholder Fees ( fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)           None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase
price or redemption proceeds, as applicable)...................                                None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
( as a percentage of offering price)...........................                                None
Redemption Fee (as a percentage of amount redeemed, if applicable)                             None
Exchange Fee...................................................                                None
Maximum Account Fee............................................................................None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)

Management Fee ................................................0.50%
Shareholder Services Fee ......................................0.25%
Distribution (12b-1) Fee.......................................None
Other Expenses ................................................_____%
Total Annual Fund Operating Expenses (before waivers)..........         _____%
Although not contractually obligated to do so, the adviser and shareholder service provider have waived certain amounts. These are shown below along with the net expenses the Fund ACTUALLY paid for the fiscal year ended October 31, 1998.
Waiver of Fund expenses (1)(2)................................._____%
Total Actual Annual Fund Operating Expenses (after waivers)... _____%


(1) The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was _____% for the year ended October 31, 1998.

(2) The shareholder service fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder service fee paid by the Fund (after the voluntary reduction) was ____% for the year ended October 31, 1998.

Example

The following Example is intended to help you compare the cost of investing in the Connecticut Municipal Cash Trust with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Connecticut Municipal Cash Trust for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Connecticut Municipal Cash Trust operating expenses are before waivers as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                        1 Year   3 Years    5 Years    10 Years
Payment of the maximum sales charge.
Expenses assuming no redemption.....    $         $          $          $
WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality municipal securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the municipal securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of municipal securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

Tax exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax exempt securities are generally differentiated by their source of repayment. Fixed Income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.


   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

   Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Investment Ratings. The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

Credit Risk
    Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.
    Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

Market Risk
    Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
    Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Concentration Risk
    Most of the Fund's securities will be invested in issuers located in Connecticut. In addition, a substantial part of the Fund's portfolio may be comprised of municipal securities issued by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

Temporary Investments. The Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and Connecticut dividend and interest income tax, all of comparable quality to other securities in which the Fund invests. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. This also may cause the Fund to receive and distribute taxable income to investors.


WHAT DO SHARES COST?
You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?
The Fund's Distributor markets the Shares described in this prospectus to institutions acting in a fiduciary or agency capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement accounts or for non-Connecticut taxpayers because it invests in Connecticut municipal securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
oEstablish an account with the investment professional; and oSubmit your purchase order to the investment professional before 1:00 p.m.
 Eastern time.

You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
w Establish your account with the Fund by submitting a completed New Account Form; and w Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.

By Wire. Send your wire to:
   State Street Bank and Trust Company, Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention:  EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check. Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
   Federated Shareholder Services Company
   P.O. Box 8600, Boston, MA 02266-8600.

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
   Federated Shareholder Services Company
   1099 Hingham Street, Rockland, MA  02370-3317.

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:
w through an investment professional if you purchased Shares through an investment professional; or w directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption [or exchange] requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

By Telephone. You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail. You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:
   Federated Shareholder Services Company
   P.O. Box 8600, Boston, MA 02266-8600.

Send requests by private courier or overnight delivery to: Federated Shareholder
   Services Company 1099 Hingham Street, Rockland, MA 02370-3317.

All requests must include:
w Fund Name and Share Class, account number and account registration; w amount to be redeemed or exchanged; and w signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees. Signatures must be guaranteed if:
w your redemption will be sent to an address other than the address of record; w your redemption will be sent to an address of record that was changed within the last thirty days; or w a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

w an electronic transfer to your account at a financial institution that is an ACH member; or w wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

w      to allow your purchase to clear;
w      during periods of market volatility; or
w when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem or exchange Shares on a regular basis by completing the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING
You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment. Checks may be made payable only to third-parties and may not be used to redeem Shares or to close your account.

DEBIT CARD
You may request a debit card account which will permit you to redeem Shares for purchases. A fee will be charge to your account for this service.

ADDITIONAL CONDITIONS

Telephone Transactions. The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

Share Certificates. The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION

ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Connecticut state personal income tax to the extent they are derived from interest on obligations exempt from Connecticut personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

Advisory Fees. The Adviser receives an annual investment advisory fee of .50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Year 2000 Readiness. The "Year 2000" issue is the potential for computer errors or failures on or about January 1, 2000, because certain date-sensitive computer systems may read the year "2000" as "1900" or not at all. This inability to recognize or properly treat the year 2000 may cause systems to process critical financial and operational information incorrectly and could disrupt businesses or entities that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic functions, such as:

w      calculating net asset value;
w      redeeming shares; or
w delivering account statements and providing other information to shareholders.

In addition, issuers of securities in which the Fund invests may have computer system problems that could cause their securities to decline in value or be undesirable to the Fund. At this time, the Fund cannot predict the impact of the Year 2000 issue on its portfolio of investments. To the extent the impact on a portfolio holding is negative, the Fund's performance could be adversely affected.

The Fund's service providers are making changes to their computer systems to fix the Year 2000 problem. An assessment of internal systems is substantially complete and plans are in place for all proprietary applications within Federated to be renovated or replaced. Completion of renovation or replacement and the subsequent testing and implementation is scheduled for 1998, with 1999 being reserved for industry-wide, cooperative testing. In addition, the Fund and its service providers are working to gather information from third-party providers and issuers of securities the Fund may purchase to determine their Year 2000 readiness.

The financial impact of making these changes for the Fund is still being determined. However, based on management's identification of resource requirements for both plan implementation and overall project management, it is anticipated that the Year 2000 costs will be, at a minimum, $10 million for internal systems. There can be no assurance that potential systems interruptions or the cost necessary to update software would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial statements will be filed by amendment.)

                                   100
                        CONNECTICUT MUNICIPAL CASH TRUST
                          INSTITUTIONAL SERVICE SHARES

                   [A Portfolio of Federated Municipal Trust]




A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

Internet Address:  www.federatedinvestors.com




You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



















Investment Company Act File No. 811-5911

Cusip 314229105

FEDERATED
World-Class Investment Manager

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com



_______________ (12/98) [product code]

Federated Securities Corp., Distributor


    Statement of Additional Information                 December 31, 1998




    Connecticut Municipal Cash Trust
    [A Portfolio of Federated Municipal Trust]
    Institutional Service Shares






    This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Connecticut Municipal Cash Trust dated December 31,1998. Obtain the prospectus without charge by calling 1-800-341-7400.














    Table of Contents

    How is the Fund Organized?
    Securities in Which the Fund Invests
    What Do Shares Cost?
    How is the Fund Sold?
    Subaccounting Services
    Redemption in Kind
    Account and Share Information
    Tax Information
    Who Manages and Provides
      Services to the Fund?
    How Does the Fund Measure Performance?
    Who is Federated Investors, Inc.?
    Investment Ratings


    [Federated Investors Logo]
    Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.
    CUSIP 314229105
    [Product Code] (12/98)
HOW IS THE FUND ORGANIZED?

The Fund is a portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established one class of shares of the Fund, known as Institutional Service Shares (Shares). This SAI relates to Shares.

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS
The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and Connecticut dividend and interest income tax. This policy is fundamental and cannot be changed without shareholder approval.

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Other tax exempt securities in which the Fund invests include:

General obligation bonds are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.

Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls normally would result in a default on the bonds.

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

Municipal leases. Municipalities frequently enter into leases for equipment or facilities. In order to comply with state public financing laws, these lease are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by failing to include the lease payments in its annual budget. However, upon such an event, the lessor may repossess and resell the equipment or facility.

The Fund typically invests in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation ("COPs"). However, the Fund may also invest directly in individual leases.

Investment Ratings. A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."



INVESTMENT LIMITATIONS

Selling Short and Buying on Margin

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for the clearance of transactions.

Issuing Senior Securities and Borrowing Money

The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings.

In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge.

Lending Cash or Securities

The Fund will not lend any of its assets, except that it may acquire publicly or nonpublicly issued Connecticut municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, and limitations.

Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate

The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Concentration of Investments

The Fund will not purchase securities, if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry, or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Restricted and Illiquid Securities

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

Investing for Control

The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Options

The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

Regulatory Compliance

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


WHAT DO SHARES COST?

The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professional may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professional may be paid cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES
Investment professional are encouraged to open single master accounts. However, certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professional holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services they provide that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of October 9, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Service Shares: First Union National Bank (trust accounts), Charlotte, North Carolina, owned approximately 43,893,559 shares (12.85%) and Fleet Securities Corp., Rochester, New York, owned approximately 80,245,001 shares (23.49%).
TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

CONNECTICUT TAXES
Under existing Connecticut laws, distributions made by the Fund will not be subject to Connecticut individual income taxes to the extent that such distributions qualify as exempt interest dividends under the Internal Revenue Code, and represent (i) interest on obligations issued by the district, or similar public entity created under the laws of the State of Connecticut, and
(ii) interest on obligations the income of which may not, by federal law, be taxed by a state, such as bonds issued by the government of Puerto Rico. Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to Connecticut individual income taxes.

Distributions from the Fund to a shareholder subject to the Connecticut corporation business tax are not eligible for the dividends received deduction under the Connecticut corporation business tax and therefore are included in the taxable income of a taxpayer to the extent such distributions are treated as either exempt-interest dividends or capital gains dividends for federal income tax purposes. All other distributions from the Fund are eligible for the Connecticut corporation business tax dividends received deduction.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 funds, whose investment advisers are affiliated with the Fund's Adviser.As of October 9, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional Service Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

John F. Donahue*#
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: July 28, 1924

Chairman and Trustee

Chief Executive Officer and Director or Trustee of the Federated Fund Complex. Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp., and Federated Global Research Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

Compensation from Trust             $0
Compensation from Federated Fund Complex  $0

Thomas G. Bigley
15 Old Timber Trail, Pittsburgh, PA
Birthdate: February 3, 1934

Trustee

Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $111,222

John T. Conroy, Jr.
Wood/IPC Commercial Department, John R. Wood and Associates, Inc., Realtors 3255 Tamiami Trail North, Naples, FL
Birthdate: June 23, 1937

Trustee

Director or Trustee of the Federated Fund Complex; President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $122,362

William J. Copeland
One PNC Plaza - 23rd Floor, Pittsburgh, PA
Birthdate: July 4, 1918

Trustee

Director or Trustee of the Federated Fund Complex; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $122,362

James E. Dowd, Esq.
571 Hayward Mill Road, Concord, MA
Birthdate: May 18, 1922

Trustee

Director or Trustee of the Federated Fund Complex; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly, President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $122,362

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111, Pittsburgh, PA
Birthdate: October 11, 1932

Trustee

Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly, Member, National Board of Trustees, Leukemia Society of America.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $111,222

Edward L. Flaherty, Jr., Esq.#
Miller, Ament, Henny & Kochuba, 205 Ross Street, Pittsburgh, PA
Birthdate: June 18, 1924

Trustee

Director or Trustee of the Federated Fund Complex; Attorney, Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $122,362

Peter E. Madden
One Royal Palm Way, 100 Royal Palm Way, Palm Beach, FL
Birthdate: March 16, 1942

Trustee

Director or Trustee of the Federated Fund Complex; formerly, Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $111,222

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University, Pittsburgh, PA
Birthdate: December 20, 1932

Trustee

Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly, Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $111,222

Wesley W. Posvar
1202 Cathedral of Learning, University of Pittsburgh, Pittsburgh, PA
Birthdate: September 14, 1925

Trustee

Director or Trustee of the Federated Fund Complex; President, World Society of Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly, Professor, United States Military Academy; Professor, United States Air Force Academy.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $111,222

Marjorie P. Smuts
4905 Bayard Street, Pittsburgh, PA
Birthdate: June 21, 1935

Trustee

Director or Trustee of the Federated Fund Complex; Public
Relations/Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; business owner.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $111,222

Glen R. Johnson *
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: May 2, 1929

President and Trustee

Trustee, Federated Investors, Inc.; staff member, Federated Securities Corp.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $ 0

J. Christopher Donahue
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: April 11, 1949

Executive Vice President

President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

Compensation from Trust             $0
Compensation from Federated Fund Complex  $0

Edward C. Gonzales
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: October 22, 1930

Executive Vice President

Trustee or Director of some of the Funds in the Federated Fund Complex; President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

Compensation from Trust             $0
Compensation from Federated Fund Complex  $0

John W. McGonigle
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President and Secretary of the Federated Fund Complex; Treasurer of some of the Funds in the Federated Fund Complex; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.

Compensation from Trust             $0
Compensation from Federated Fund Complex  $0

Richard B. Fisher
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: May 17, 1923

Vice President

President or Vice President of some of the Funds in the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.

Compensation from Trust             $0
Compensation from Federated Fund Complex  $0


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly-owned subsidiary of Federated Investors, Inc. (Federated).

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services. Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

             Maximum                      Average Aggregate Daily Net
          Administrative Fee              Assets of the Federated Funds
            .15 of 1%                        on the first $250 million
            .125 of 1%                       on the next $250 million
            .10 of 1%                        on the next $250 million
            .075 of 1%                    on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES

                               For the Year ended
                                   October 31,

                                  1998        1997        1996

Advisory Fee Earned............$............$.............$
Advisory Fee Reduction.........$............$.............$
Brokerage Commissions..........$............$.............$
Administrative Fee.............$............$.............$
12b-1 Fee.....................NA
Shareholder Services Fee.......$


If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.



Average Annual Total Returns and Yield

Total returns given for the one-, five- and since inception periods ended October 31, 1998. Yield, Effective Yield and Tax-Equivalent Yield given for the 30-day period ended October 31, 1998.

----------------------------------------------------------
     Total Return        Yield   Effective  Tax-Equivalent
                                   Yield        Yield
----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------
One Year:     %            %         %            %
Five Year:     %
Since Inception
(November 1, 1989):  %
----------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per
 Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.



                        TAXABLE YIELD EQUIVALENT FOR 1998

                              STATE OF CONNECTICUT
TAX BRACKET:
    FEDERAL       15.00%    28.00%      31.00%        36.00%        39.60%


COMBINED FEDERAL
AND STATE:        19.50%    32.50%      35.50%        40.50%        44.10%



JOINT              $1 -    $42,351 -   $102,301 -     $155,951        OVER

RETURN:           42,350    102,300      155,950       278,450      $278,450



SINGLE             $1 -    $25,351 -    $61,401 -    $128,101 -       OVER

RETURN:           25,350    61,400       128,100       278,450      $278,450





TAX-EXEMPT

YIELD                                  TAXABLE YIELD EQUIVALENT



        1.50%      1.86%     2.22%       2.33%         2.52%         2.68%

        2.00%      2.48%     2.96%       3.10%         3.36%         3.58%

        2.50%      3.11%     3.70%       3.88%         4.20%         4.47%

        3.00%      3.73%     4.44%       4.65%         5.04%         5.37%

        3.50%      4.35%     5.19%       5.43%         5.88%         6.26%

        4.00%      4.97%     5.93%       6.20%         6.72%         7.16%

        4.50%      5.59%     6.67%       6.98%         7.56%         8.05%

        5.00%      6.21%     7.41%       7.75%         8.40%         8.94%

        5.50%      6.83%     8.15%       8.53%         9.24%         9.84%
        6.00%      7.45%     8.89%       9.30%        10.08%        10.73%

      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices; o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and
o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc. Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.



WHO IS FEDERATED INVESTORS, INC.?

Federated Investors, Inc. is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is the result of a process that combines the talents of many individuals with the resources and tools they need. Investment decisions are made by teams of portfolio managers and analysts which are executed by traders dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Municipal funds. In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity funds. In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate bond funds. In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

Government funds. In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

Money market funds. In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -
William D. Dawson, III; and global equities and fixed income -
Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

Mutual Fund Market. Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients. Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing. Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries. Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Moody's Investors Service, Inc. Long-Term Bond Rating Definitions
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch IBCA, Inc. Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Moody's Investors Service, Inc. Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o Leading market positions in well established industries.

o High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

o Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch IBCA, Inc. Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

                                   104
ADDRESSES

Connecticut Municipal Cash Trust
Institutional Service Shares           Federated Investors Funds
                                       5800 Corporate Drive
                                       Pittsburgh, Pennsylvania 15237-7000

Distributor
Federated Securities Corp.             Federated Investors Tower
                                       1001 Liberty Avenue,
                                       Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
Federated Management                   Federated Investors Tower
                                       1001 Liberty Avenue,
                                       Pittsburgh, Pennsylvania 15222-3779

Custodian
State Street Bank and Trust Company    P.O. Box 8600
                                       Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company P.O. Box 8600
                                       Boston, Massachusetts 02266-8600

Independent Auditors
Arthur Andersen  LLP                   2100 One PPG Place
                                       Pittsburgh, PA  15222

Prospectus                                               December 31, 1998

OHIO MUNICIPAL CASH TRUST
INSTITUTIONAL SHARES









A mutual fund seeking current income exempt from federal regular income tax and personal income taxes imposed by the State of Ohio and Ohio municipalities by investing primarily in short-term Ohio municipal securities.














Fund Shares are not bank deposits, federally insured, or guaranteed, and may lose value. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.















Contents

Risk/Return Summary What Are the Fund's Fees and Expenses? What Are the Fund's Investment Strategies?
What Are the Principal Securities in Which the Fund Invests?
What Are the Specific Risks of Investing in the Fund?
What Do Shares Cost?
How Is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of Ohio Municipal Cash Trust as of the calendar year-end for each of two years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of .50% up to 3.50%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Shares' start of business through the calendar year ended 1997. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 1997 are ___% and ___%, respectively.

The bar chart shows the variability of the Fund's Institutional Class on a yearly basis.

The Fund's Institutional Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value.

7-Day Net Yield as of (12/31/97)* was ___%.

The Fund's Institutional Shares average annual total return as of the most recent calendar quarter of September 30, 1998 was ___%.

Within the period shown in the Chart, the Fund's highest quarterly return was ___% (quarter ended ___________). Its lowest quarterly return was ___% (quarter ended _________).

* Investors may call the Fund to acquire the current 7-day Net Yield by calling 1-800-341-7400.

While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?
 OHIO MUNICIPAL CASH TRUST

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Ohio Municipal Cash Trust's Institutional Shares.

Shareholder Fees ( fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable).....................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)
   ( as a percentage of offering price).............................None
Redemption Fee (as a percentage of amount redeemed, if applicable)..None
Exchange Fee........................................................None
Maximum Account Fee.................................................None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)

Management Fee (1)..................................................0.40%
Shareholder Services Fee (2)........................................0.25%
Distribution (12b-1) Fee ...........................................None
Other Expenses .....................................................
Total Annual Fund Operating Expenses (before waivers)...............

Although not contractually obligated to do so, the adviser waived and distributor reimbursed certain amounts. These are shown below along with the net expenses the Fund ACTUALLY paid for the fiscal year ended October 31, 1998.
Waiver of Fund expenses (1)(2)......................................
Total Actual Annual Fund Operating Expenses (after waivers).........

(1) The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was _____% for the year ended October 31, 1998.

(2) The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was ______% for the year ended October 31, 1998.

Example
The following Example is intended to help you compare the cost of investing in the Ohio Municipal Cash Trust's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Ohio Municipal Cash Trust's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Ohio Municipal Cash Trust's Institutional Shares' operating expenses are before waivers as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 Year    3 Years     5 Years     10 Years
Payment of the maximum sales charge.
Expenses assuming no redemption.....

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality municipal securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the municipal securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of municipal securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

Tax exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax exempt securities are generally differentiated by their source of repayment. Fixed Income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.


   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

   Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Investment Ratings. The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

Credit Risk
    Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.
    Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

Market Risk
    Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
    Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Concentration Risk
    Most of the Fund's securities will be invested in issuers located in Ohio. In addition, a substantial part of the Fund's portfolio may be comprised of municipal securities issued by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

Temporary Investments. The Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities, all of comparable quality to other securities in which the Fund invests. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. This also may cause the Fund to receive and distribute taxable income to investors.

WHAT DO SHARES COST?
You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?
The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Cash II Shares each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's distributor markets the Shares described in this prospectus to institutions acting in a fiduciary or agency capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for non-Ohio taxpayers because it invests in Ohio municipal securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.

HOW TO PURCHASE SHARES
You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
oEstablish an account with the investment professional; and oSubmit your purchase order to the investment professional before
 1:00 p.m. Eastern time.

You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
w Establish your account with the Fund by submitting a completed New Account Form; and w Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.

By Wire. Send your wire to:
   State Street Bank and Trust Company, Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention:  EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check. Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
   Federated Shareholder Services Company
   P.O. Box 8600, Boston, MA 02266-8600.

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
   Federated Shareholder Services Company
   1099 Hingham Street, Rockland, MA  02370-3317.

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form. HOW TO REDEEM SHARES

You should redeem Shares:
w through an investment professional if you purchased Shares through an investment professional; or w directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

By Telephone. You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail. You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:
   Federated Shareholder Services Company
   P.O. Box 8600, Boston, MA 02266-8600.

Send requests by private courier or overnight delivery to: Federated Shareholder
   Services Company 1099 Hingham Street, Rockland, MA 02370-3317.

All requests must include:
w Fund Name and Share Class, account number and account registration; w amount to be redeemed or exchanged; and w signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees. Signatures must be guaranteed if:
w your redemption will be sent to an address other than the address of record; w your redemption will be sent to an address of record that was changed within the last thirty days; or w a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

w an electronic transfer to your account at a financial institution that is an ACH member; or w wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

w      to allow your purchase to clear;
w      during periods of market volatility; or
w when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

ADDITIONAL CONDITIONS

Telephone Transactions. The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

Share Certificates. The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION

ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Ohio state personal income tax to the extent they are derived from interest on obligations exempt from Ohio personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

Advisory Fees. The Adviser receives an annual investment advisory fee of .40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Year 2000 Readiness. The "Year 2000" issue is the potential for computer errors or failures on or about January 1, 2000, because certain date-sensitive computer systems may read the year "2000" as "1900" or not at all. This inability to recognize or properly treat the year 2000 may cause systems to process critical financial and operational information incorrectly and could disrupt businesses or entities that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic functions, such as:

w      calculating net asset value;
w      redeeming shares; or
w delivering account statements and providing other information to shareholders.

In addition, issuers of securities in which the Fund invests may have computer system problems that could cause their securities to decline in value or be undesirable to the Fund. At this time, the Fund cannot predict the impact of the Year 2000 issue on its portfolio of investments. To the extent the impact on a portfolio holding is negative, the Fund's performance could be adversely affected.

The Fund's service providers are making changes to their computer systems to fix the Year 2000 problem. An assessment of internal systems is substantially complete and plans are in place for all proprietary applications within Federated to be renovated or replaced. Completion of renovation or replacement and the subsequent testing and implementation is scheduled for 1998, with 1999 being reserved for industry-wide, cooperative testing. In addition, the Fund and its service providers are working to gather information from third-party providers and issuers of securities the Fund may purchase to determine their Year 2000 readiness.

The financial impact of making these changes for the Fund is still being determined. However, based on management's identification of resource requirements for both plan implementation and overall project management, it is anticipated that the Year 2000 costs will be, at a minimum, $10 million for internal systems. There can be no assurance that potential systems interruptions or the cost necessary to update software would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial statements to be filed by Amendment)

                                   124
                           OHIO MUNICIPAL CASH TRUST
                              INSTITUTIONAL SHARES

                   [A Portfolio of Federated Municipal Trust]




A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

Internet Address:  www.federatedinvestors.com




You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.







Investment Company Act File No. 811-5911

Cusip 314229659

FEDERATED
World-Class Investment Manager

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com



G00211-01-IS (12/98)

Federated Securities Corp., Distributor



Prospectus                                               December 31, 1998

OHIO MUNICIPAL CASH TRUST
INSTITUTIONAL SERVICE SHARES









A mutual fund seeking current income exempt from federal regular income tax and personal income taxes imposed by the State of Ohio and Ohio municipalities by investing primarily in short-term Ohio municipal securities.














Fund Shares are not bank deposits, federally insured, or guaranteed, and may lose value. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.















Contents

Risk/Return Summary What Are the Fund's Fees and Expenses? What Are the Fund's Investment Strategies?
What Are the Principal Securities in Which the Fund Invests?
What Are the Specific Risks of Investing in the Fund?
What Do Shares Cost?
How Is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information


RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of Ohio Municipal Cash Trust as of the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of .50% up to 3.50%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Service Shares' start of business through the calendar year ended 1997. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 1997 are ___%, ___%, ___%, ___% ___%, ___%, and
___%, respectively.

The bar chart shows the variability of the Fund's Institutional Service Class on a yearly basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). Hence, the total returns displayed above are based upon the net asset value.

7-Day Net Yield as of (12/31/97)* was ___%.

The Fund's Institutional Service Shares average annual total return as of the most recent calendar quarter of September 30, 1998 was ---%.

Within the period shown in the Chart, the Fund's highest quarterly return was ___% (quarter ended __________). Its lowest quarterly return was ___% (quarter ended ________).

* Investors may call the Fund to acquire the current 7-day Net Yield by calling 1-800-341-7400.

While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?
OHIO MUNICIPAL CASH TRUST

Fees and Expenses ..................
This table describes the fees and expenses that you may pay if you buy and hold shares of the Ohio Municipal Cash Trust's Institutional Service Shares.

Shareholder Fees ( fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable).....................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)
   ( as a percentage of offering price).............................None
Redemption Fee (as a percentage of amount redeemed, if applicable)..None
Exchange Fee........................................................None
Maximum Account Fee.................................................None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)

Management Fee (1)..................................................0.40%
Shareholder Services Fee (2)........................................0.25%
Distribution (12b-1) Fee ...........................................None
Other Expenses .....................................................
Total Annual Fund Operating Expenses (before waivers)...............

Although not contractually obligated to do so, the adviser waived and distributor reimbursed certain amounts. These are shown below along with the net expenses the Fund ACTUALLY paid for the fiscal year ended October 31, 1998.
Waiver of Fund expenses (1)(2)......................................
Total Actual Annual Fund Operating Expenses (after waivers).........

(1) The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was _____% for the year ended October 31, 1998.

(2) The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was ______% for the year ended October 31, 1998.

Example
The following Example is intended to help you compare the cost of investing in the Ohio Municipal Cash Trust's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Ohio Municipal Cash Trust's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Ohio Municipal Cash Trust's Institutional Service Shares' operating expenses are before waivers as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 ....................................1 Year     3 Years      5 Years     10 Years
Payment of the maximum sales charge.
Expenses assuming no redemption.....

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality municipal securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the municipal securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of municipal securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

Tax exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax exempt securities are generally differentiated by their source of repayment. Fixed Income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.


   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

   Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Investment Ratings. The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

Credit Risk
    Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.
    Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

Market Risk
    Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
    Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Concentration Risk
    Most of the Fund's securities will be invested in issuers located in Ohio. In addition, a substantial part of the Fund's portfolio may be comprised of municipal securities issued by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

Temporary Investments. The Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities, all of comparable quality to other securities in which the Fund invests. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. This also may cause the Fund to receive and distribute taxable income to investors.

WHAT DO SHARES COST?
You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?
The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Cash II Shares each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's distributor markets the Shares described in this prospectus to institutions acting in a fiduciary or agency capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for non-Ohio taxpayers because it invests in Ohio municipal securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
oEstablish an account with the investment professional; and oSubmit your purchase order to the investment professional before 1:00 p.m.
 Eastern time.

You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND
w Establish your account with the Fund by submitting a completed New Account Form; and w Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.


By Wire. Send your wire to:
   State Street Bank and Trust Company, Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention:  EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check. Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
   Federated Shareholder Services Company
   P.O. Box 8600, Boston, MA 02266-8600.

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
   Federated Shareholder Services Company
   1099 Hingham Street, Rockland, MA  02370-3317.

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:
w through an investment professional if you purchased Shares through an investment professional; or w directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

By Telephone. You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


By Mail. You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:
   Federated Shareholder Services Company
   P.O. Box 8600, Boston, MA 02266-8600.

Send requests by private courier or overnight delivery to: Federated Shareholder
   Services Company 1099 Hingham Street, Rockland, MA 02370-3317.

All requests must include:
w Fund Name and Share Class, account number and account registration; w amount to be redeemed or exchanged; and w signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees. Signatures must be guaranteed if:
w your redemption will be sent to an address other than the address of record; w your redemption will be sent to an address of record that was changed within the last thirty days; or w a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

w an electronic transfer to your account at a financial institution that is an ACH member; or w wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

w      to allow your purchase to clear;
w      during periods of market volatility; or
w when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.


SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem or exchange Shares on a regular basis by completing the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING
You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment. Checks may be made payable only to third-parties and may not be used to redeem Shares or to close your account.

DEBIT CARD
You may request a debit card account which will permit you to redeem Shares for purchases. A fee will be charge to your account for this service.

ADDITIONAL CONDITIONS

Telephone Transactions. The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

Share Certificates. The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION

ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Ohio state personal income tax to the extent they are derived from interest on obligations exempt from Ohio personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

Advisory Fees. The Adviser receives an annual investment advisory fee of .40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Year 2000 Readiness. The "Year 2000" issue is the potential for computer errors or failures on or about January 1, 2000, because certain date-sensitive computer systems may read the year "2000" as "1900" or not at all. This inability to recognize or properly treat the year 2000 may cause systems to process critical financial and operational information incorrectly and could disrupt businesses or entities that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic functions, such as:

w      calculating net asset value;
w      redeeming shares; or
w delivering account statements and providing other information to shareholders.

In addition, issuers of securities in which the Fund invests may have computer system problems that could cause their securities to decline in value or be undesirable to the Fund. At this time, the Fund cannot predict the impact of the Year 2000 issue on its portfolio of investments. To the extent the impact on a portfolio holding is negative, the Fund's performance could be adversely affected.

The Fund's service providers are making changes to their computer systems to fix the Year 2000 problem. An assessment of internal systems is substantially complete and plans are in place for all proprietary applications within Federated to be renovated or replaced. Completion of renovation or replacement and the subsequent testing and implementation is scheduled for 1998, with 1999 being reserved for industry-wide, cooperative testing. In addition, the Fund and its service providers are working to gather information from third-party providers and issuers of securities the Fund may purchase to determine their Year 2000 readiness.

The financial impact of making these changes for the Fund is still being determined. However, based on management's identification of resource requirements for both plan implementation and overall project management, it is anticipated that the Year 2000 costs will be, at a minimum, $10 million for internal systems. There can be no assurance that potential systems interruptions or the cost necessary to update software would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial Statements to be filed by Amendment)

                                   136
                            OHIO MUNICIPAL CASH TRUST
                          INSTITUTIONAL SERVICE SHARES

                   [A Portfolio of Federated Municipal Trust]




A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

Internet Address:  www.federatedinvestors.com




You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.







Investment Company Act File No. 811-5911

Cusip 314229857

FEDERATED
World-Class Investment Manager

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com



G00211-02-SS (12/98)

Federated Securities Corp., Distributor



Prospectus                                               December 31, 1998

OHIO MUNICIPAL CASH TRUST
CASH II SHARES









A mutual fund seeking current income exempt from federal regular income tax and personal income taxes imposed by the State of Ohio and Ohio municipalities by investing primarily in short-term Ohio municipal securities.














Fund Shares are not bank deposits, federally insured, or guaranteed, and may lose value. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.















Contents

Risk/Return Summary What Are the Fund's Fees and Expenses? What Are the Fund's Investment Strategies?
What Are the Principal Securities in Which the Fund Invests?
What Are the Specific Risks of Investing in the Fund?
What Do Shares Cost?
How Is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

Annual Total Return (Calendar years 1992 - 1997)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Cash II Shares of Ohio Municipal Cash Trust as of the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of .50% up to 3.50%.

The `x' axis represents calculation periods from the earliest calendar year end of the Cash II Shares' start of business through the calendar year ended 1997. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Cash II Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 1997 are 2.91%, 2.64%, 1.97%, 2.30%, 3.35% 2.88% and 3.02%, respectively.

The bar chart shows the variability of the Fund's Cash II Class on a yearly basis.

The Fund's Cash II Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value.

7-Day Net Yield as of (12/31/97)* was 3.31%.

The Fund's Cash II Shares average annual total return as of the most recent calendar quarter of September 30, 1998 was 0.69%.

Within the period shown in the Chart, the Fund's highest quarterly return was 0.87% (quarter ended June 30, 1995). Its lowest quarterly return was 0.44% (quarter ended March 31, 1994).

* Investors may call the Fund to acquire the current 7-day Net Yield by calling 1-800-341-7400.

While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?
 OHIO MUNICIPAL CASH TRUST

Fees and Expenses ..................
This table describes the fees and expenses that you may pay if you buy and hold shares of the Ohio Municipal Cash Trust's Cash II Shares.

Shareholder Fees ( fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable).....................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)
   ( as a percentage of offering price).............................None
Redemption Fee (as a percentage of amount redeemed, if applicable)..None
Exchange Fee........................................................None
Maximum Account Fee.................................................None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)

Management Fee (1)..................................................0.40%
Shareholder Services Fee ...........................................0.25%
Distribution (12b-1) Fee (2)........................................0.30%
Other Expenses .....................................................
Total Annual Fund Operating Expenses (before waivers)...............

Although not contractually obligated to do so, the adviser waived and distributor reimbursed certain amounts. These are shown below along with the net expenses the Fund ACTUALLY paid for the fiscal year ended October 31, 1998.
Waiver of Fund expenses (1)(2)......................................
Total Actual Annual Fund Operating Expenses (after waivers).........

(1) The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was _____% for the year ended October 31, 1998.

(2) The distribution (12b-1) fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was ______% for the year ended October 31, 1998.

Example
The following Example is intended to help you compare the cost of investing in the Ohio Municipal Cash Trust's Cash II Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Ohio Municipal Cash Trust's Cash II Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Ohio Municipal Cash Trust's Cash II Shares' operating expenses are before waivers as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 ....................................1 Year     3 Years    5 Years      10 Years
Payment of the maximum sales charge.
Expenses assuming no redemption.....

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality municipal securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the municipal securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of municipal securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

Tax exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax exempt securities are generally differentiated by their source of repayment. Fixed Income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.


   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

   Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Investment Ratings. The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

Credit Risk
    Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.
    Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

Market Risk
    Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
    Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Concentration Risk
    Most of the Fund's securities will be invested in issuers located in Ohio. In addition, a substantial part of the Fund's portfolio may be comprised of municipal securities issued by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

Temporary Investments. The Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities, all of comparable quality to other securities in which the Fund invests. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. This also may cause the Fund to receive and distribute taxable income to investors.

WHAT DO SHARES COST?
You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?
The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Cash II Shares each representing interests in a single portfolio of securities.

This prospectus relates only to Cash II Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's distributor markets the Shares described in this prospectus to institutions or to individuals directly or through investment professionals. The Fund may not be a suitable investment for non-Ohio taxpayers because it invests in Ohio municipal securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.

HOW TO PURCHASE SHARES
You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
oEstablish an account with the investment professional; and oSubmit your purchase order to the investment professional before 1:00 p.m. Eastern time.

You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
w Establish your account with the Fund by submitting a completed New Account Form; and w Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.

By Wire. Send your wire to:
   State Street Bank and Trust Company, Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention:  EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check. Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
   Federated Shareholder Services Company
   P.O. Box 8600, Boston, MA 02266-8600.

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
   Federated Shareholder Services Company
   1099 Hingham Street, Rockland, MA  02370-3317.

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:
w through an investment professional if you purchased Shares through an investment professional; or w directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

By Telephone. You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail. You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:
   Federated Shareholder Services Company
   P.O. Box 8600, Boston, MA 02266-8600.

Send requests by private courier or overnight delivery to: Federated Shareholder
   Services Company 1099 Hingham Street, Rockland, MA 02370-3317.

All requests must include:
w Fund Name and Share Class, account number and account registration; w amount to be redeemed or exchanged; and w signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees. Signatures must be guaranteed if:
w your redemption will be sent to an address other than the address of record; w your redemption will be sent to an address of record that was changed within the last thirty days; or w a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

w an electronic transfer to your account at a financial institution that is an ACH member; or w wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

w      to allow your purchase to clear;
w      during periods of market volatility; or
w when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.


SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem or exchange Shares on a regular basis by completing the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING
You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment. Checks may be made payable only to third-parties and may not be used to redeem Shares or to close your account.

DEBIT CARD
You may request a debit card account which will permit you to redeem Shares for purchases. A fee will be charge to your account for this service.

ADDITIONAL CONDITIONS

Telephone Transactions. The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

Share Certificates. The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Ohio state personal income tax to the extent they are derived from interest on obligations exempt from Ohio personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

Advisory Fees. The Adviser receives an annual investment advisory fee of .40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Year 2000 Readiness. The "Year 2000" issue is the potential for computer errors or failures on or about January 1, 2000, because certain date-sensitive computer systems may read the year "2000" as "1900" or not at all. This inability to recognize or properly treat the year 2000 may cause systems to process critical financial and operational information incorrectly and could disrupt businesses or entities that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic functions, such as:

w      calculating net asset value;
w      redeeming shares; or
w delivering account statements and providing other information to shareholders.

In addition, issuers of securities in which the Fund invests may have computer system problems that could cause their securities to decline in value or be undesirable to the Fund. At this time, the Fund cannot predict the impact of the Year 2000 issue on its portfolio of investments. To the extent the impact on a portfolio holding is negative, the Fund's performance could be adversely affected.

The Fund's service providers are making changes to their computer systems to fix the Year 2000 problem. An assessment of internal systems is substantially complete and plans are in place for all proprietary applications within Federated to be renovated or replaced. Completion of renovation or replacement and the subsequent testing and implementation is scheduled for 1998, with 1999 being reserved for industry-wide, cooperative testing. In addition, the Fund and its service providers are working to gather information from third-party providers and issuers of securities the Fund may purchase to determine their Year 2000 readiness.

The financial impact of making these changes for the Fund is still being determined. However, based on management's identification of resource requirements for both plan implementation and overall project management, it is anticipated that the Year 2000 costs will be, at a minimum, $10 million for internal systems. There can be no assurance that potential systems interruptions or the cost necessary to update software would not have a material adverse effect on the Fund.


FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.



(Financial Statements to be filed by Amendment)

                                   158
                            OHIO MUNICIPAL CASH TRUST
                                 CASH II SHARES

                   [A Portfolio of Federated Municipal Trust]




A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

Internet Address:  www.federatedinvestors.com




You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.






Investment Company Act File No. 811-5911

Cusip 314229840

FEDERATED
World-Class Investment Manager

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com



1030105A-CII (12/98)

Federated Securities Corp., Distributor



    Statement of Additional Information                 December 31, 1998




    Ohio Municipal Cash Trust
    [A Portfolio of Federated Municipal Trust)]
    Institutional Shares, Institutional Service Shares, Cash II Shares






    This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Ohio Municipal Cash Trust, dated December 31, 1998. Obtain the prospectuses without charge by calling 1-800-341-7400.










    Contents
    How Is the Fund Organized?
    Securities In Which the Fund Invests
    What Do Shares Cost?
    How Is the Fund Sold?
    Subaccounting Services
    Redemption in Kind
    Account and Share Information
    Tax Information
    Who Manages and Provides Services to the Fund?
    How Does the Fund Measure Performance?
    Who Is Federated Investors, Inc.?
    Investment Ratings
    Addresses





    [Federated Investors Logo]
    Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.
    Cusip 314229659
    Cusip 314229857
    Cusip 314229840
    1030105B 12/98

HOW IS THE FUND ORGANIZED?

The Fund is a portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares and Cash II Shares. This SAI relates to all of the classes of the above-mentioned Shares.


SECURITIES IN WHICH THE FUND INVESTS

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and the personal income taxes imposed by the State of Ohio and Ohio municipalities. This policy is fundamental and cannot be changed without shareholder approval.

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Other tax exempt securities in which the Fund invests include:

General obligation bonds are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.

Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls normally would result in a default on the bonds.

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

Municipal leases. Municipalities frequently enter into leases for equipment or facilities. In order to comply with state public financing laws, these lease are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by failing to include the lease payments in its annual budget. However, upon such an event, the lessor may repossess and resell the equipment or facility.

The Fund typically invests in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation ("COPs"). However, the Fund may also invest directly in individual leases.

Investment Ratings. A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."


Investment Limitations

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

Issuing Senior Securities and Borrowing Money
The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.

Lending Cash or Securities
The Fund will not lend any of its assets, except that it may acquire publicly or nonpublicly issued Ohio municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, limitations, and its Declaration of Trust.

Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate
The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Concentration of Investments
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items (including instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Restricted and Illiquid Securities

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets. Investing for Control The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Options
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


WHAT DO SHARES COST?

The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.

RULE 12B-1 PLAN (Cash II Shares)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased.This helps the Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SUBACCOUNTING SERVICES

Investment professionals are encouraged to open single master accounts. However, certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services they provide that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of October 9, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Service Shares: Delaware County Bank, Delaware, Ohio, owned approximately 6,687,531 shares (7.04%); Kent Sporting Goods, New London, Ohio, owned approximately 10,337,117 shares (10.88%); SNBSO & Company, Security National Bank & Trust Company, Springfield, Ohio, owned approximately 14,457,174 shares (15.22%); and Parcol & Company, Oaks, Pennsylvania, owned approximately 45,894,815 shares (48.31%).

As of October 9, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Cash II Shares: FirstMerit Bank, N.A., Akron, Ohio, owned approximately 25,395,122 shares (7.67%) and Gradison & Company, Inc. (for the benefit of its customers), Cincinnati, Ohio, owned approximately 274,474,193 shares (82.89%).

As of October 9, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Shares: Bonat Mid-American National Bank & Trust Company, Toledo, Ohio, owned approximately 6,468,100 shares (5.42%); Mahoning National Bank, Youngstown, Ohio, owned approximately 9,096,344 shares (7.62%); and Panabco, Park National Bank, Newark, Ohio, owned approximately 67,979,209 shares (56.92%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES
Under existing Ohio laws, distributions made by the Fund will not be subject to Ohio individual income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest from obligations of Ohio or its subdivisions which is exempt from federal income tax; or (ii) interest or dividends from obligations issued by the United States and its territories or possessions or by any authority, commission or instrumentality of the United States which are exempt from state income tax under federal laws. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Ohio individual income taxes.

Distributions made by the Fund will not be subject to Ohio corporation franchise tax to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest from obligations of Ohio or its subdivisions which is exempt from federal income tax; or (ii) net interest income from obligations issued by the United States and its territories or possessions or by any authority, commission or instrumentality of the United States, which is included in federal taxable income and which is exempt from state income tax under federal laws.

Exempt-interest dividends that represent interest from obligations held by the Fund which are issued by Ohio or its political subdivisions will be exempt from any Ohio municipal income tax (even if the municipality is permitted under Ohio law to levy a tax on intangible income).

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of October 9, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


John F. Donahue*#
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: July 28, 1924

Chairman and Trustee

Chief Executive Officer and Director or Trustee of the Federated Fund Complex. Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp., and Federated Global Research Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

Compensation from Trust             $0
Compensation from Federated Fund Complex  $0

Thomas G. Bigley
15 Old Timber Trail, Pittsburgh, PA
Birthdate: February 3, 1934

Trustee

Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $111,222

John T. Conroy, Jr.
Wood/IPC Commercial Department, John R. Wood and Associates, Inc., Realtors 3255 Tamiami Trail North, Naples, FL
Birthdate: June 23, 1937

Trustee

Director or Trustee of the Federated Fund Complex; President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $122,362

William J. Copeland
One PNC Plaza - 23rd Floor, Pittsburgh, PA
Birthdate: July 4, 1918

Trustee

Director or Trustee of the Federated Fund Complex; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly: Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $122,362

James E. Dowd, Esq.
571 Hayward Mill Road, Concord, MA
Birthdate: May 18, 1922

Trustee

Director or Trustee of the Federated Fund Complex; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly: President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $122,362

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111, Pittsburgh, PA
Birthdate: October 11, 1932

Trustee

Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly, Member, National Board of Trustees, Leukemia Society of America.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $111,222

Edward L. Flaherty, Jr., Esq.#
Miller, Ament, Henny & Kochuba, 205 Ross Street, Pittsburgh, PA
Birthdate: June 18, 1924

Trustee

Director or Trustee of the Federated Fund Complex; Attorney, Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly:
Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $122,362

Peter E. Madden
One Royal Palm Way, 100 Royal Palm Way, Palm Beach, FL
Birthdate: March 16, 1942

Trustee

Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $111,222

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University, Pittsburgh, PA
Birthdate: December 20, 1932

Trustee

Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $111,222

Wesley W. Posvar
1202 Cathedral of Learning, University of Pittsburgh, Pittsburgh, PA
Birthdate: September 14, 1925

Trustee

Director or Trustee of the Federated Fund Complex; President, World Society of Akistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly: Professor, United States Military Academy; Professor, United States Air Force Academy.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $111,222

Marjorie P. Smuts
4905 Bayard Street, Pittsburgh, PA
Birthdate: June 21, 1935

Trustee

Director or Trustee of the Federated Fund Complex; Public
Relations/Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; business owner.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $111,222

Glen R. Johnson *
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: May 2, 1929

President and Trustee

Trustee, Federated Investors, Inc.; staff member, Federated Securities Corp.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $ 0

J. Christopher Donahue
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: April 11, 1949

Executive Vice President

President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

Compensation from Trust             $0
Compensation from Federated Fund Complex  $0

Edward C. Gonzales
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: October 22, 1930

Executive Vice President

Trustee or Director of some of the Funds in the Federated Fund Complex; President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

Compensation from Trust             $0
Compensation from Federated Fund Complex  $0

John W. McGonigle
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President and Secretary of the Federated Fund Complex; Treasurer of some of the Funds in the Federated Fund Complex; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.

Compensation from Trust             $0
Compensation from Federated Fund Complex  $0

Richard B. Fisher
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: May 17, 1923

Vice President

President or Vice President of some of the Funds in the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.

Compensation from Trust             $0
Compensation from Federated Fund Complex  $0


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly-owned subsidiary of Federated Investors, Inc.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services. Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated Investors, Inc. in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated Investors, Inc. provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

             Maximum                      Average Aggregate Daily Net
          Administrative Fee              Assets of the Federated Funds
            .15 of 1%                        on the first $250 million
            .125 of 1%                       on the next $250 million
            .10 of 1%                        on the next $250 million
            .075 of 1%                    on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES

                          For theYear ended October 31,
                                 1998 1997 1996

Advisory Fee Earned............$...$1,448,035....$1,183,374
Advisory Fee Reduction.........$.....$846,106......$570,677
Brokerage Commissions..........$...........$0............$0
Administrative Fee.............$.....$273,333......$223,680
12b-1 Fee.......................
    Cash II Shares.............$
Shareholder Services Fee.......$
    Institutional Shares.......$
    Institutional Service Shares............$
    Cash II Shares.............$

Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

CHART TO BE REPLACED
Average Annual Total Returns and Yield
Total returns given for the [one-, five- and ten-year or since inception periods] ended [date]. Yield [,Effective Yield][and] [Tax-Equivalent Yield] given for the
30-day period ended [date].
-------------------------------------------------------
   Class Name    Class Name   Class Name   Class Name


-------------------------------------------------------
-------------------------------------------------------
                     Total Return
-------------------------------------------------------
-------------------------------------------------------
One Year:            N/A          %           N/A
Five Year:           N/A          %           N/A
Since Inception:      %           %            %
-------------------------------------------------------
-------------------------------------------------------
                        Yield
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
                   Effective Yield
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
                 Tax-Equivalent Yield
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------

*Insert Inception Dates as applicable.
TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per
 Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.


                        TAXABLE YIELD EQUIVALENT FOR 1998

                          STATE OF OHIO
      FEDERAL TAX BRACKET:
                  15.00%    28.00%       31.00%        36.00%        39.60%



      COMBINED FEDERAL AND STATE TAX BRACKET:

                  19.279%   32.933%      37.624%       43.201%       46.801%


      SINGLE          $1-  $25,351-     $61,401-      $128,101-       OVER

      RETURN      25,350    61,400       128,100       278,450      $278,450


TAX-EXEMPT

YIELD                         TAXABLE YIELD EQUIVALENT


        1.50%      1.86%     2.24%       2.40%         2.64%         2.82%

        2.00%      2.48%     2.98%       3.21%         3.522%        3.76%

        2.50%      3.10%     3.73%       4.01%         4.40%         4.70%

        3.00%      3.72%     4.47%       4.81%         5.28%         5.64%

        3.50%      4.34%     5.22%       5.61%         6.16%         6.58%

        4.00%      4.96%     5.96%       6.41%         7.04%         7.52%

        4.50%      5.57%     6.71%       7.21%         7.92%         8.46%

        5.00%      6.19%     7.46%       8.02%         8.80%         9.40%

        5.50%      6.81%     8.20%       8.82%         9.68%        10.34%

        6.00%      7.43%     8.95%       9.62%        10.56%        11.28%


      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                        TAXABLE YIELD EQUIVALENT FOR 1998

                          STATE OF OHIO
      FEDERAL TAX BRACKET:
                  15.00%    28.00%       31.00%        36.00%        39.60%



      COMBINED FEDERAL AND STATE TAX BRACKET:

                  19.993%   34.624%      37.624%       43.201%       46.801%


      JOINT           $1-  $42,351-     $102,301-     $155,951-       OVER

      RETURN      42,350    102,300      155,950       278,450      $278,450


TAX-EXEMPT

YIELD                         TAXABLE YIELD EQUIVALENT


        1.50%      1.87%     2.29%       2.40%         2.64%         2.82%

        2.00%      2.50%     3.06%       3.21%         3.52%         3.76%

        2.50%      3.12%     3.82%       4.01%         4.40%         4.70%

        3.00%      3.75%     4.59%       4.81%         5.28%         5.64%

        3.50%      4.37%     5.35%       5.61%         6.16%         6.58%

        4.00%      5.00%     6.12%       6.41%         7.04%         7.52%

        4.50%      5.62%     6.88%       7.21%         7.92%         8.46%

        5.00%      6.25%     7.66%       8.02%         8.80%         9.40%

        5.50%      6.87%     8.41%       8.82%         9.68%        10.34%

        6.00%      7.50%     9.18%       9.62%        10.56%        11.28%


      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices; o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and
o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Financial publications. The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, among others--provide performance statistics over specified time periods.

IBC/Donoghue's Money Fund Report. Publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Lipper Analytical Services, Inc. Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Moody's Investors Service, Inc., Fitch IBCA, Inc. and Standard & Poor's, various publications.



WHO IS FEDERATED INVESTORS, INC.?

Federated Investors, Inc. is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is the result of a process that combines the talents of many individuals with the resources and tools they need. Investment decisions are made by teams of portfolio managers and analysts which are executed by traders dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Municipal funds. In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity funds. In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate bond funds. In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

Government funds. In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

Money market funds. In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -
William D. Dawson, III; and global equities and fixed income -
Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

Mutual Fund Market. Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients. Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing. Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries. Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

INVESTMENT RATINGS

Standard & Poor's Ratings Group Short-Term Municipal Obligation Ratings

A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) and Tender Option Bonds (TOBs) Ratings

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

Commercial Paper (CP) Ratings

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Long-Term Debt Ratings

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rate "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Moodys Investors Service, Inc., Short-Term Municipal Obligation Ratings

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) and Tender Option Bonds (TOBs) Ratings

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Commercial Paper (CP) Ratings

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term romissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Long-Term Debt Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated "AAA" by S&P or "Aaa" by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "Aa" by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.

Fitch Investors Service, Inc. Short-Term Debt Rating Definitions

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES

Ohio Municipal Cash Trust
Cash II Shares, Institutional Service Shares,   Federated Investors Funds
Institutional Shares                   5800 Corporate Drive
                                       Pittsburgh, Pennsylvania 15237-7000


Distributor
Federated Securities Corp.             Federated Investors Tower
                                       1001 Liberty Avenue,
                                       Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
Federated Management                   Federated Investors Tower
                                       1001 Liberty Avenue,
                                       Pittsburgh, Pennsylvania 15222-3779

Custodian
State Street Bank and Trust Company    P.O. Box 8600
                                       Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company P.O. Box 8600
                                       Boston, Massachusetts 02266-8600

Independent Public Accountants
Arthur Andersen LLP                    2100 One PPG Place
                                       Pittsburgh, Pennsylvania 15222

Prospectus                                               December 31, 1998

PENNSYLVANIA MUNICIPAL CASH TRUST
INSTITUTIONAL SHARES









A money market mutual fund seeking to provide current income exempt from federal regular income tax and personal income taxes imposed by the Commonwealth of Pennsylvania by investing primarily in short-term Pennsylvania municipal securities.














Fund Shares are not bank deposits, federally insured, or guaranteed, and may lose value. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.















Contents

Risk/Return Summary What Are the Fund's Fees and Expenses? What Are the Fund's Investment Strategies?
What Are the Principal Securities in Which the Fund Invests?
What Are the Specific Risks of Investing in the Fund?
What Do Shares Cost?
How Is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and Pennsylvania dividend and interest income tax.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of Pennsylvania Municipal Cash Trust as of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 6.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Shares' start of business through the calendar year ended 1997. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1997, are ___%, ___%, and ___%, respectively.

The bar chart shows the variability of the Fund's Institutional Shares Class on a yearly basis.

The Fund's Institutional Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value.

7-Day Net Yield as of (12/31/97)* was ___%.

The Fund's Institutional Shares average annual total return as of the most recent calendar quarter of September 30, 1998 was ___%.

Within the period shown in the Chart, the Fund's highest quarterly return was ___% (quarter ended ___________). Its lowest quarterly return was ___% (quarter ended ________).


* Investors may call the Fund to acquire the current 7-Day Net Yield by calling 1-800-341-7400

While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?
PENNSYLVANIA MUNICIPAL CASH TRUST

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Pennsylvania Municipal Cash Trust's Institutional Shares.

Shareholder Fees ( fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable).....................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
   ( as a percentage of offering price).............................None
Redemption Fee (as a percentage of amount redeemed, if applicable)..None
Exchange Fee........................................................None
Maximum Account Fee.................................................None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)

Management Fee (1)..................................................0.50%
Shareholder Services Fee (2) .......................................0.25%
Distribution (12b-1) Fee............................................None
Other Expenses .....................................................
Total Annual Fund Operating Expenses (before waivers)...............

Although not contractually obligated to do so, the adviser waived and distributor reimbursed certain amounts. These are shown below along with the net expenses the Fund ACTUALLY paid for the fiscal year ended October 31, 1998.
Waiver of Fund expenses (1) (2).....................................
Total Actual Annual Fund Operating Expenses (after waivers).........

(1) The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was _____% for the year ended October 31, 1998.

(2) The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was ______% for the year ended October 31, 1998.

Example
The following Example is intended to help you compare the cost of investing in the Pennsylvania Municipal Cash Trust's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Pennsylvania Municipal Cash Trust's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Pennsylvania Municipal Cash Trust's Institutional Shares' operating expenses are before waivers as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 ...................................1 Year   3 Years     5 Years     10 Years
Payment of the maximum sales charge.
Expenses assuming no redemption.....

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality municipal securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the municipal securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of municipal securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

Tax exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax exempt securities are generally differentiated by their source of repayment. Fixed Income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.


   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

   Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Investment Ratings. The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

Credit Risk
    Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.
    Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

Market Risk
    Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
    Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Concentration Risk
    Most of the Fund's securities will be invested in issuers located in Pennsylvania. In addition, a substantial part of the Fund's portfolio may be comprised of municipal securities issued by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

Temporary Investments. The Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and Pennsylvania dividend and interest income tax, all of comparable quality to other securities in which the Fund invests. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. This also may cause the Fund to receive and distribute taxable income to investors.

WHAT DO SHARES COST?
You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?
The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Cash Series Shares each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's distributor markets the Shares described in this prospectus to institutions acting in a fiduciary or agency capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for non-Pennsylvania taxpayers because it invests in Pennsylvania municipal securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.


HOW TO PURCHASE SHARES
You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
oEstablish an account with the investment professional; and oSubmit your purchase order to the investment professional before 1:00 p.m. Eastern time.

You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
w Establish your account with the Fund by submitting a completed New Account Form; and w Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.

By Wire. Send your wire to:
   State Street Bank and Trust Company, Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention:  EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check. Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
   Federated Shareholder Services Company
   P.O. Box 8600, Boston, MA 02266-8600.

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
   Federated Shareholder Services Company
   1099 Hingham Street, Rockland, MA  02370-3317.

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form. HOW TO REDEEM SHARES

You should redeem Shares:
w through an investment professional if you purchased Shares through an investment professional; or w directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

By Telephone. You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail. You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:
   Federated Shareholder Services Company
   P.O. Box 8600, Boston, MA 02266-8600.

Send requests by private courier or overnight delivery to: Federated Shareholder
   Services Company 1099 Hingham Street, Rockland, MA 02370-3317.

All requests must include:
w Fund Name and Share Class, account number and account registration; w amount to be redeemed or exchanged; and w signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees. Signatures must be guaranteed if:

w your redemption will be sent to an address other than the address of record; w your redemption will be sent to an address of record that was changed within the last thirty days; or w a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

w an electronic transfer to your account at a financial institution that is an ACH member; or w wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

w      to allow your purchase to clear;
w      during periods of market volatility; or
w when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

ADDITIONAL CONDITIONS

Telephone Transactions. The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

Share Certificates. The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION

ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Pennsylvania state personal income tax to the extent they are derived from interest on obligations exempt from Pennsylvania personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

Advisory Fees. The Adviser receives an annual investment advisory fee of .50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Year 2000 Readiness. The "Year 2000" issue is the potential for computer errors or failures on or about January 1, 2000, because certain date-sensitive computer systems may read the year "2000" as "1900" or not at all. This inability to recognize or properly treat the year 2000 may cause systems to process critical financial and operational information incorrectly and could disrupt businesses or entities that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic functions, such as:

w      calculating net asset value;
w      redeeming shares; or
w delivering account statements and providing other information to shareholders.

In addition, issuers of securities in which the Fund invests may have computer system problems that could cause their securities to decline in value or be undesirable to the Fund. At this time, the Fund cannot predict the impact of the Year 2000 issue on its portfolio of investments. To the extent the impact on a portfolio holding is negative, the Fund's performance could be adversely affected.

The Fund's service providers are making changes to their computer systems to fix the Year 2000 problem. An assessment of internal systems is substantially complete and plans are in place for all proprietary applications within Federated to be renovated or replaced. Completion of renovation or replacement and the subsequent testing and implementation is scheduled for 1998, with 1999 being reserved for industry-wide, cooperative testing. In addition, the Fund and its service providers are working to gather information from third-party providers and issuers of securities the Fund may purchase to determine their Year 2000 readiness. The financial impact of making these changes for the Fund is still being determined. However, based on management's identification of resource requirements for both plan implementation and overall project management, it is anticipated that the Year 2000 costs will be, at a minimum, $10 million for internal systems. There can be no assurance that potential systems interruptions or the cost necessary to update software would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial statements to be filed by amendment)

                        PENNSYLVANIA MUNICIPAL CASH TRUST
                              INSTITUTIONAL SHARES

                   [A Portfolio of Federated Municipal Trust]




A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

Internet Address:  www.federatedinvestors.com




You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.






Investment Company Act File No. 811-5911

Cusip 314229717

FEDERATED
World-Class Investment Manager

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com



G00214-01-IS (12/98)

Federated Securities Corp., Distributor



Prospectus                                               December 31, 1998

PENNSYLVANIA MUNICIPAL CASH TRUST
INSTITUTIONAL SERVICE SHARES









A money market mutual fund seeking to provide current income exempt from federal regular income tax and personal income taxes imposed by the Commonwealth of Pennsylvania by investing primarily in short-term Pennsylvania municipal securities.














Fund Shares are not bank deposits, federally insured, or guaranteed, and may lose value. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.















Contents

Risk/Return Summary What Are the Fund's Fees and Expenses? What Are the Fund's Investment Strategies?
What Are the Principal Securities in Which the Fund Invests?
What Are the Specific Risks of Investing in the Fund?
What Do Shares Cost?
How Is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and Pennsylvania dividend and interest income tax.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of Pennsylvania Municipal Cash Trust as of the calendar year-end for each of eight years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 6.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Service Shares' start of business through the calendar year ended 1997. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1997, are 5.68%, 4.36%, 2.81%, 2.16%, 2.45%, 3.48%,
3.09%, and 3.22%, respectively.

The bar chart shows the variability of the Fund's Institutional Service Shares Class on a yearly basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). Hence, the total returns displayed above are based upon the net asset value.

7-Day Net Yield as of (12/31/97)* was 3.45%.

The Fund's Institutional Service Shares average annual total return as of the most recent calendar quarter of September 30, 1998 was 0.75%.

Within the period shown in the Chart, the Fund's highest quarterly return was 1.43% (quarter ended December 31, 1990). Its lowest quarterly return was 0.47% (quarter ended March 31, 1994).


* Investors may call the Fund to acquire the current 7-Day Net Yield by calling 1-800-341-7400

While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?
PENNSYLVANIA MUNICIPAL CASH TRUST

Fees and Expenses ..................
This table describes the fees and expenses that you may pay if you buy and hold shares of the Pennsylvania Municipal Cash Trust's Institutional Service Shares.

Shareholder Fees ( fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable).....................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and
other Distributions)
   ( as a percentage of offering price).............................None
Redemption Fee (as a percentage of amount redeemed, if applicable)..None
Exchange Fee........................................................None
Maximum Account Fee.................................................None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)

Management Fee (1)..................................................0.50%
Shareholder Services Fee (2) .......................................0.25%
Distribution (12b-1) Fee............................................None
Other Expenses .....................................................
Total Annual Fund Operating Expenses (before waivers)...............

Although not contractually obligated to do so, the adviser waived and distributor reimbursed certain amounts. These are shown below along with the net expenses the Fund ACTUALLY paid for the fiscal year ended October 31, 1998.
Waiver of Fund expenses (1)(2)......................................
Total Actual Annual Fund Operating Expenses (after waivers).........

(1) The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was _____% for the year ended October 31, 1998.

(2) The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was ______% for the year ended October 31, 1998.

Example
The following Example is intended to help you compare the cost of investing in the Pennsylvania Municipal Cash Trust's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Pennsylvania Municipal Cash Trust's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Pennsylvania Municipal Cash Trust's Institutional Service Shares' operating expenses are before waivers as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 ....................................1 Year      3 Years   5 Years       10 Years
Payment of the maximum sales charge.
Expenses assuming no redemption.....

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality municipal securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the municipal securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of municipal securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

Tax exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax exempt securities are generally differentiated by their source of repayment. Fixed Income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.


   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

   Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Investment Ratings. The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

Credit Risk
    Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.
    Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

Market Risk
    Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
    Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Concentration Risk
    Most of the Fund's securities will be invested in issuers located in Pennsylvania. In addition, a substantial part of the Fund's portfolio may be comprised of municipal securities issued by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

Temporary Investments. The Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and Pennsylvania dividend and interest income tax, all of comparable quality to other securities in which the Fund invests. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. This also may cause the Fund to receive and distribute taxable income to investors.

WHAT DO SHARES COST?
You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?
The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Cash Series Shares each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's distributor markets the Shares described in this prospectus to institutions acting in a fiduciary or agency capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for non-Pennsylvania taxpayers because it invests in Pennsylvania municipal securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
oEstablish an account with the investment professional; and oSubmit your purchase order to the investment professional before 1:00 p.m.
 Eastern time.

You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
w Establish your account with the Fund by submitting a completed New Account Form; and w Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.

By Wire. Send your wire to:
   State Street Bank and Trust Company, Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention:  EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check. Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
   Federated Shareholder Services Company
   P.O. Box 8600, Boston, MA 02266-8600.

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
   Federated Shareholder Services Company
   1099 Hingham Street, Rockland, MA  02370-3317.

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.
BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:
w through an investment professional if you purchased Shares through an investment professional; or w directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

By Telephone. You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail. You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:
   Federated Shareholder Services Company
   P.O. Box 8600, Boston, MA 02266-8600.

Send requests by private courier or overnight delivery to: Federated Shareholder
   Services Company 1099 Hingham Street, Rockland, MA 02370-3317.

All requests must include:
w Fund Name and Share Class, account number and account registration; w amount to be redeemed or exchanged; and w signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees. Signatures must be guaranteed if:
w your redemption will be sent to an address other than the address of record; w your redemption will be sent to an address of record that was changed within the last thirty days; or w a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

w an electronic transfer to your account at a financial institution that is an ACH member; or w wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

w      to allow your purchase to clear;
w      during periods of market volatility; or
w when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem or exchange Shares on a regular basis by completing the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING
You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment. Checks may be made payable only to third-parties and may not be used to redeem Shares or to close your account.

DEBIT CARD
You may request a debit card account which will permit you to redeem Shares for purchases. A fee will be charge to your account for this service.

ADDITIONAL CONDITIONS

Telephone Transactions. The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

Share Certificates. The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Pennsylvania state personal income tax to the extent they are derived from interest on obligations exempt from Pennsylvania personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

Advisory Fees. The Adviser receives an annual investment advisory fee of .50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Year 2000 Readiness. The "Year 2000" issue is the potential for computer errors or failures on or about January 1, 2000, because certain date-sensitive computer systems may read the year "2000" as "1900" or not at all. This inability to recognize or properly treat the year 2000 may cause systems to process critical financial and operational information incorrectly and could disrupt businesses or entities that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic functions, such as:

w      calculating net asset value;
w      redeeming shares; or
w delivering account statements and providing other information to shareholders.

In addition, issuers of securities in which the Fund invests may have computer system problems that could cause their securities to decline in value or be undesirable to the Fund. At this time, the Fund cannot predict the impact of the Year 2000 issue on its portfolio of investments. To the extent the impact on a portfolio holding is negative, the Fund's performance could be adversely affected.

The Fund's service providers are making changes to their computer systems to fix the Year 2000 problem. An assessment of internal systems is substantially complete and plans are in place for all proprietary applications within Federated to be renovated or replaced. Completion of renovation or replacement and the subsequent testing and implementation is scheduled for 1998, with 1999 being reserved for industry-wide, cooperative testing. In addition, the Fund and its service providers are working to gather information from third-party providers and issuers of securities the Fund may purchase to determine their Year 2000 readiness.

The financial impact of making these changes for the Fund is still being determined. However, based on management's identification of resource requirements for both plan implementation and overall project management, it is anticipated that the Year 2000 costs will be, at a minimum, $10 million for internal systems. There can be no assurance that potential systems interruptions or the cost necessary to update software would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial statements to be filed by amendment)

                        PENNSYLVANIA MUNICIPAL CASH TRUST
                          INSTITUTIONAL SERVICE SHARES

                   [A Portfolio of Federated Municipal Trust]




A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

Internet Address:  www.federatedinvestors.com




You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.






Investment Company Act File No. 811-5911

Cusip 314229204

FEDERATED
World-Class Investment Manager

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com



9101005A-SS (12/98)

Federated Securities Corp., Distributor


Prospectus                                               December 31, 1998

PENNSYLVANIA MUNICIPAL CASH TRUST
CASH SERIES SHARES









A money market mutual fund seeking to provide current income exempt from federal regular income tax and personal income taxes imposed by the Commonwealth of Pennsylvania by investing primarily in short-term Pennsylvania municipal securities.








Fund Shares are not bank deposits, federally insured, or guaranteed, and may lose value. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.





Contents

Risk/Return Summary What Are the Fund's Fees and Expenses? What Are the Fund's Investment Strategies?
What Are the Principal Securities in Which the Fund Invests?
What Are the Specific Risks of Investing in the Fund?
What Do Shares Cost?
How Is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and Pennsylvania dividend and interest income tax.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Cash Series Shares of Pennsylvania Municipal Cash Trust as of the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 6.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Cash Series Shares' start of business through the calendar year ended 1997. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Cash Series Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 1997, are ___%, ___%, ___%, ___%, ___%, ___%, and ___%, respectively.

The bar chart shows the variability of the Fund's Cash Series Shares Class on a yearly basis.

The Fund's Cash Series Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value.

7-Day Net Yield as of (12/31/97)* was ___%.

The Fund's Cash Series Shares average annual total return as of the most recent calendar quarter of September 30, 1998 was ___%.

Within the period shown in the Chart, the Fund's highest quarterly return was ___% (quarter ended ___________). Its lowest quarterly return was ___% (quarter ended ________).


* Investors may call the Fund to acquire the current 7-Day Net Yield by calling 1-800-341-7400

While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?
PENNSYLVANIA MUNICIPAL CASH TRUST

Fees and Expenses ..................
This table describes the fees and expenses that you may pay if you buy and hold shares of the Pennsylvania Municipal Cash Trust's Cash Series Shares.

Shareholder Fees ( fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable).....................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and
other Distributions)
   ( as a percentage of offering price).............................None
Redemption Fee (as a percentage of amount redeemed, if applicable)..None
Exchange Fee........................................................None
Maximum Account Fee.................................................None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (as a percentage of average net assets)

Management Fee (1)..................................................0.50%
Shareholder Services Fee ...........................................0.25%
Distribution (12b-1) Fee (2)........................................0.40%
Other Expenses .....................................................
Total Annual Fund Operating Expenses (before waivers)...............

Although not contractually obligated to do so, the adviser waived and distributor reimbursed certain amounts. These are shown below along with the net expenses the Fund ACTUALLY paid for the fiscal year ended October 31, 1998.
Waiver of Fund expenses (1)(2)......................................
Total Actual Annual Fund Operating Expenses (after waivers).........

(1) The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was _____% for the year ended October 31, 1998.

 (2) The distribution (12b-1) fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was ______% for the year ended October 31, 1998.

Example
The following Example is intended to help you compare the cost of investing in the Pennsylvania Municipal Cash Trust's Cash Series Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Pennsylvania Municipal Cash Trust's Cash Series Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Pennsylvania Municipal Cash Trust's Cash Series Shares' operating expenses are before waivers as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 ....................................1 Year    3 Years      5 Years     10 Years
Payment of the maximum sales charge.
Expenses assuming no redemption.....$           $           $           $

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality municipal securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the municipal securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of municipal securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

Tax exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax exempt securities are generally differentiated by their source of repayment. Fixed Income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.


   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

   Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Investment Ratings. The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

Credit Risk
    Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.
    Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

Market Risk
    Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
    Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Concentration Risk
    Most of the Fund's securities will be invested in issuers located in Pennsylvania. In addition, a substantial part of the Fund's portfolio may be comprised of municipal securities issued by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

Temporary Investments. The Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and Pennsylvania dividend and interest income tax, all of comparable quality to other securities in which the Fund invests. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. This also may cause the Fund to receive and distribute taxable income to investors.

WHAT DO SHARES COST?
You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is defined as the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using an accounting method called "amortized cost." NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $10,000 minimum is reached within 90 days. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?
The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Cash Series Shares each representing interests in a single portfolio of securities.

This prospectus relates only to Cash Series Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's distributor markets the Shares described in this prospectus to institutions or to individuals directly or through investment professionals. The Fund may not be a suitable investment for non-Pennsylvania taxpayers because it invests in Pennsylvania municipal securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). In connection with any sale, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor.

HOW TO PURCHASE SHARES
You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
oEstablish an account with the investment professional; and oSubmit your purchase order to the investment professional before 1:00 p.m.
 Eastern time.

You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
w Establish your account with the Fund by submitting a completed New Account Form; and w Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder on the day the Fund receives the order.

By Wire. Send your wire to:
   State Street Bank and Trust Company, Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention:  EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number; Nominee/Institution Name; Fund Name and Number and Account Number.

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check. Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
   Federated Shareholder Services Company
   P.O. Box 8600, Boston, MA 02266-8600.

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
   Federated Shareholder Services Company
   1099 Hingham Street, Rockland, MA  02370-3317.

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:
w through an investment professional if you purchased Shares through an investment professional; or w directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional. Redemption requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend.

DIRECTLY FROM THE FUND

By Telephone. You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV without that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time) you will receive a redemption amount based on that day's NAV and will receive that day's dividend. This amount will be wired to you the following business day. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail. You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:
   Federated Shareholder Services Company
   P.O. Box 8600, Boston, MA 02266-8600.

Send requests by private courier or overnight delivery to: Federated Shareholder
   Services Company 1099 Hingham Street, Rockland, MA 02370-3317.

All requests must include:
w Fund Name and Share Class, account number and account registration; w amount to be redeemed or exchanged; and w signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees. Signatures must be guaranteed if:
w your redemption will be sent to an address other than the address of record; w your redemption will be sent to an address of record that was changed within the last thirty days; or w a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

w an electronic transfer to your account at a financial institution that is an ACH member; or w wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

w      to allow your purchase to clear;
w      during periods of market volatility; or
w when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem or exchange Shares on a regular basis by completing the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING
You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment. Checks may be made payable only to third-parties and may not be used to redeem Shares or to close your account.

DEBIT CARD
You may request a debit card account which will permit you to redeem Shares for purchases. A fee will be charge to your account for this service.

ADDITIONAL CONDITIONS

Telephone Transactions. The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

Share Certificates. The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

ACCOUNT STATEMENTS
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Pennsylvania state personal income tax to the extent they are derived from interest on obligations exempt from Pennsylvania personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

Advisory Fees. The Adviser receives an annual investment advisory fee of .50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Year 2000 Readiness. The "Year 2000" issue is the potential for computer errors or failures on or about January 1, 2000, because certain date-sensitive computer systems may read the year "2000" as "1900" or not at all. This inability to recognize or properly treat the year 2000 may cause systems to process critical financial and operational information incorrectly and could disrupt businesses or entities that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic functions, such as:

w      calculating net asset value;
w      redeeming shares; or
w delivering account statements and providing other information to shareholders.

In addition, issuers of securities in which the Fund invests may have computer system problems that could cause their securities to decline in value or be undesirable to the Fund. At this time, the Fund cannot predict the impact of the Year 2000 issue on its portfolio of investments. To the extent the impact on a portfolio holding is negative, the Fund's performance could be adversely affected.

The Fund's service providers are making changes to their computer systems to fix the Year 2000 problem. An assessment of internal systems is substantially complete and plans are in place for all proprietary applications within Federated to be renovated or replaced. Completion of renovation or replacement and the subsequent testing and implementation is scheduled for 1998, with 1999 being reserved for industry-wide, cooperative testing. In addition, the Fund and its service providers are working to gather information from third-party providers and issuers of securities the Fund may purchase to determine their Year 2000 readiness.

The financial impact of making these changes for the Fund is still being determined. However, based on management's identification of resource requirements for both plan implementation and overall project management, it is anticipated that the Year 2000 costs will be, at a minimum, $10 million for internal systems. There can be no assurance that potential systems interruptions or the cost necessary to update software would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

(Financial statements to be filed by Amendment)

                       PENNSYLVANIA MUNICIPAL CASH TRUST
                               CASH SERIES SHARES

                   [A Portfolio of Federated Municipal Trust]




A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

Internet Address:  www.federatedinvestors.com




You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.






Investment Company Act File No. 811-5911

Cusip 314229881

FEDERATED
World-Class Investment Manager

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com



9101005A-CS (12/98)

Federated Securities Corp., Distributor




    Statement of Additional Information                 December 31, 1998




    Pennsylvania Municipal Cash Trust
    [A Portfolio of Federated Municipal Trust]
    Institutional Shares, Institutional Service Shares, Cash Series Shares






    This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Pennsylvania Municipal Cash Trust dated December 31, 1998. Obtain the prospectus without charge by calling 1-800-341-7400.







    Contents
    How Is the Fund Organized?
    Securities In Which the Fund Invests
    What Do Shares Cost?
    How Is the Fund Sold?
    Subaccounting Services
    Redemption in Kind
    Account and Share Information
    Tax Information
    Who Manages and Provides Services to the Fund?
    How Does the Fund Measure Performance?
    Who Is Federated Investors, Inc.?
    Investment Ratings
    Addresses





    [Federated Investors Logo]
    Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.
    Cusip 314229717
    Cusip 314229204
    Cusip 314229881
    9101005B (12/98)

HOW IS THE FUND ORGANIZED?

The Fund is a portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares and Cash Series Shares (Shares). This SAI relates to all of the classes of the above-mentioned Shares.


SECURITIES IN WHICH THE FUND INVESTS

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations) and Pennsylvania dividend and interest income tax. This policy is fundamental and cannot be changed without shareholder approval.

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Other tax exempt securities in which the Fund invests include:

General obligation bonds are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.

Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls normally would result in a default on the bonds.

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

Municipal leases. Municipalities frequently enter into leases for equipment or facilities. In order to comply with state public financing laws, these lease are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by failing to include the lease payments in its annual budget. However, upon such an event, the lessor may repossess and resell the equipment or facility.

The Fund typically invests in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation ("COPs"). However, the Fund may also invest directly in individual leases.

Investment Ratings. A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for the clearance of transactions.

Issuing Senior Securities and Borrowing Money
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.

Lending Cash or Securities
The Fund will not lend any of its assets except that it may acquire publicly or nonpublicly issued Pennsylvania municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies and limitations.

Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate
The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Concentration of Investments
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, (including instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Restricted and Illiquid Securities
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Options
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.


Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

WHAT DO SHARES COST?

The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.


SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

RULE 12B-1 PLAN (Cash Series Shares)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


SUBACCOUNTING SERVICES

Investment professionals are encouraged to open single master accounts. However, certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services they provide that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of October 9, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Service Shares: Corestates Bank, N.A., Philadelphia, Pennsylvania, ,owned approximately 20,730,027 shares (5.54%); Keystone Financial, inc., Altoona, Pennsylvania, owned approximately 29,101,000 shares (7.77%); First Union National Bank (trust accounts), Charlotte, North Carolina, owned approximately 49,612,119 shares (13.25%); Mellon Bank Capital Markets (omnibus accounts), Pittsburgh, Pennsylvania, owned approximately 81,739,184 shares (21.83%); and Plitt & Company, Baltimore, Maryland, owned approximately 82,036,214 shares (21.91%).

As of October 9, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Cash Series Shares: BHC Securities, Inc., Philadelphia, Pennsylvania, owned approximately 4,327,834 shares (9.37%) and Parker/Hunter, Inc. , Pittsburgh, Pennsylvania, owned approximately 20,861,642 shares (45.18%).

As of October 9, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Shares: Straco Bank of Lancaster County, N.A., East Petersburgh, Pennsylvania, owned approximately 3,636,829 shares (5.50%); Key Premier Bank of New York, New York, New York, owned approximately 5,211,447 shares (7.88%); Jasco & Company, S&T Bank, Indiana, Pennsylvania, owned approximately 5,220,157 shares (7.90%); Thomas Heasley & Company, Southwest National Bank of PA, Greensburg, Pennsylvania, owned approximately 6,117,936 shares (9.25%); Holiday Company, Hollidaysburg Trust Company, Hollidaysburg, Pennsylvania, owned approximately 7,486,602 shares (11.33%); and Univest & Company, Union National Bank & Trust, Souderton, Pennsylvania, owned approximately 9,384,279 shares (14.20%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES
Under existing Pennsylvania laws, distributions made by the Fund derived from interest on obligations free from state taxation in Pennsylvania are not subject to Pennsylvania personal income taxes. Distributions made by the Fund will be subject to Pennsylvania personal income taxes to the extent that they are derived from gain realized by the Fund from the sale or exchange of otherwise tax-exempt obligations.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of October 9, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

John F. Donahue*#
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: July 28, 1924

Chairman and Trustee

Chief Executive Officer and Director or Trustee of the Federated Fund Complex. Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp., and Federated Global Research Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

Compensation from Trust             $0
Compensation from Federated Fund Complex  $0

Thomas G. Bigley
15 Old Timber Trail, Pittsburgh, PA
Birthdate: February 3, 1934

Trustee

Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $111,222

John T. Conroy, Jr.
Wood/IPC Commercial Department, John R. Wood and Associates, Inc., Realtors 3255 Tamiami Trail North, Naples, FL
Birthdate: June 23, 1937

Trustee

Director or Trustee of the Federated Fund Complex; President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $122,362

William J. Copeland
One PNC Plaza - 23rd Floor, Pittsburgh, PA
Birthdate: July 4, 1918

Trustee

Director or Trustee of the Federated Fund Complex; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly: Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $122,362

James E. Dowd, Esq.
571 Hayward Mill Road, Concord, MA
Birthdate: May 18, 1922

Trustee

Director or Trustee of the Federated Fund Complex; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly: President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $122,362

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111, Pittsburgh, PA
Birthdate: October 11, 1932

Trustee

Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly, Member, National Board of Trustees, Leukemia Society of America.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $111,222

Edward L. Flaherty, Jr., Esq.#
Miller, Ament, Henny & Kochuba, 205 Ross Street, Pittsburgh, PA
Birthdate: June 18, 1924

Trustee

Director or Trustee of the Federated Fund Complex; Attorney, Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly:
Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $122,362

Peter E. Madden
One Royal Palm Way, 100 Royal Palm Way, Palm Beach, FL
Birthdate: March 16, 1942

Trustee

Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $111,222

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University, Pittsburgh, PA
Birthdate: December 20, 1932

Trustee

Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $111,222

Wesley W. Posvar
1202 Cathedral of Learning, University of Pittsburgh, Pittsburgh, PA
Birthdate: September 14, 1925

Trustee

Director or Trustee of the Federated Fund Complex; President, World Society of Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly: Professor, United States Military Academy; Professor, United States Air Force Academy.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $111,222

Marjorie P. Smuts
4905 Bayard Street, Pittsburgh, PA
Birthdate: June 21, 1935

Trustee

Director or Trustee of the Federated Fund Complex; Public
Relations/Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; business owner.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $111,222

Glen R. Johnson *
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: May 2, 1929

President and Trustee

Trustee, Federated Investors, Inc.; staff member, Federated Securities Corp.

Compensation from Trust             $______
Compensation from Federated Fund Complex  $ 0

J. Christopher Donahue
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: April 11, 1949

Executive Vice President

President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

Compensation from Trust             $0
Compensation from Federated Fund Complex  $0

Edward C. Gonzales
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: October 22, 1930

Executive Vice President

Trustee or Director of some of the Funds in the Federated Fund Complex; President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

Compensation from Trust             $0
Compensation from Federated Fund Complex  $0


John W. McGonigle
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President and Secretary of the Federated Fund Complex; Treasurer of some of the Funds in the Federated Fund Complex; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.

Compensation from Trust             $0
Compensation from Federated Fund Complex  $0

Richard B. Fisher
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: May 17, 1923

Vice President

President or Vice President of some of the Funds in the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.

Compensation from Trust             $0
Compensation from Federated Fund Complex  $0


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly-owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services. Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated Investors, Inc. in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

             Maximum                      Average Aggregate Daily Net
          Administrative Fee              Assets of the Federated Funds
            .15 of 1%                        on the first $250 million
            .125 of 1%                       on the next $250 million
            .10 of 1%                        on the next $250 million
            .075 of 1%                    on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES

                          For theYear ended October 31,
                                 1998 1997 1996

Advisory Fee Earned............$...$1,666,725....$1,470,813
Advisory Fee Reduction.........$.....$737,228......$647,993
Brokerage Commissions..........$...........$0............$0
Administrative Fee.............$.....$251,689......$222,042
12b-1 Fee.......................
    Cash Series Shares.........$
Shareholder Services Fee.......$
    Institutional Shares.......$
    Institutional Service Shares............$
    Cash Series Shares.........$

Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

CHART TO BE REPLACED
Average Annual Total Returns and Yield
Total returns given for the [one-, five- and ten-year or since inception periods] ended [date]. Yield [,Effective Yield][and] [Tax-Equivalent Yield] given for the
30-day period ended [date].
-------------------------------------------------------
   Class Name    Class Name   Class Name   Class Name


-------------------------------------------------------
-------------------------------------------------------
                     Total Return
-------------------------------------------------------
-------------------------------------------------------
One Year:            N/A          %           N/A
Five Year:           N/A          %           N/A
Since Inception:      %           %            %
-------------------------------------------------------
-------------------------------------------------------
                        Yield
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
                   Effective Yield
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
                 Tax-Equivalent Yield
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------

*Insert Inception Dates as applicable.

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per
 Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.


                        TAXABLE YIELD EQUIVALENT FOR 1998

                          STATE OF PENNSYLVANIA
                 COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                  17.80%    30.80%       33.80%        38.80%        42.40%




      JOINT           $1-  $42,351-     $102,301-     $155,951-       OVER

      RETURN      42,350    102,300      155,950       278,450      $278,450



      SINGLE          $1-  $25,351-     $61,401-      $128,101-       OVER

      RETURN      25,350    61,400       128,100       278,450      $278,450


TAX-EXEMPT

YIELD                         TAXABLE YIELD EQUIVALENT


        1.50%      1.82%     2.17%       2.27%         2.45%         2.60%

        2.00%      2.43%     2.89%       3.02%         3.27%         3.47%

        2.50%      3.04%     3.61%       3.78%         4.08%         4.34%

        3.00%      3.65%     4.34%       4.53%         4.90%         5.21%

        3.50%      4.26%     5.06%       5.29%         5.72%         6.08%

        4.00%      4.87%     5.78%       6.04%         6.54%         6.94%

        4.50%      5.47%     6.50%       6.80%         7.35%         7.81%

        5.00%      6.08%     7.23%       7.55%         8.17%         8.68%

        5.50%      6.69%     7.95%       8.31%         8.99%         9.55%

        6.00%      7.30%     8.67%       9.06%         9.80%        10.42%


      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices; o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and
o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Financial publications. The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, among others--provide performance statistics over specified time periods.

IBC/Donoghue's Money Fund Report. Publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Lipper Analytical Services, Inc. Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Moody's Investors Service, Inc., Fitch IBCA, Inc. and Standard & Poor's, various publications.



WHO IS FEDERATED INVESTORS, INC.?

Federated Investors, Inc. is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is the result of a process that combines the talents of many individuals with the resources and tools they need. Investment decisions are made by teams of portfolio managers and analysts which are executed by traders dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Municipal funds. In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity funds. In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate bond funds. In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

Government funds. In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

Money market funds. In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -
William D. Dawson, III; and global equities and fixed income -
Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

Mutual Fund Market. Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients. Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing. Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries. Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

INVESTMENT RATINGS

Standard & Poor's Rating Group Short-Term Municipal Obligation Ratings

A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) and Tender Option Bonds (TOBs) Ratings

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

Commercial Paper (CP) Ratings

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Long-Term Debt Ratings

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rate "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Moody's Investors Service, Inc., Short-Term Municipal Obligation Ratings

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) and Tender Option Bonds (TOBs) Ratings

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Commercial Paper (CP) Ratings

P-1-- Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Long-Term Debt Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated "AAA" by S&P or "Aaa" by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "Aa" by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.

Fitch Investors Service, Inc. Short-Term Debt Rating Definitions

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES

Pennsylvania Municipal Cash Trust
Cash Series Shares, Institutional Shares, Federated Investors Funds
Institutional Service Shares           5800 Corporate Drive
                                       Pittsburgh, Pennsylvania 15237-7000

Distributor
Federated Securities Corp.             Federated Investors Tower
                                       1001 Liberty Avenue,
                                       Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
Federated Management                   Federated Investors Tower
                                       1001 Liberty Avenue,
                                       Pittsburgh, Pennsylvania 15222-3779

Custodian
State Street Bank and Trust Company    P.O. Box 8600
                                       Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company P.O. Box 8600
                                       Boston, Massachusetts 02266-8600

Independent Public Accountants
Arthur Andersen  LLP                   2100 One PPG Place
                                       Pittsburgh, PA  15222



PART C.       OTHER INFORMATION.
Item 23.    Exhibits:

(a) Conformed copy of Declaration of Trust of the Registrant (i) Conformed copies of amendments to the Declaration of Trust:
            Amendment No. 1 does not exist;(31)
            Amendment No. 2 dated March 16, 1990; (31)
            Amendment No. 3 dated August 1, 1990; (31)
            Amendment No. 4 dated September 1, 1989; (7)
            Amendment No. 5 dated December 12, 1990; (31)
            Amendment No. 6 dated March 21, 1991; (31)
            Amendment No. 7 dated August 26, 1991; (31)
            Amendment No. 8 dated February 13, 1992; (31)
            Amendment No. 9 dated November 9, 1992; (31)
            Amendment No. 10 dated November 18, 1992; (12)
            Amendment No. 11 dated May 24, 1993; (31)
            Amendment No. 12 dated Nov. 22, 1993; (17)
            Amendment No. 13 dated February 24, 1994; (17)
            Amendment No. 14 dated August 25, 1994; (20)
            Amendment No. 15 dated August 25, 1994; (31)
            Amendment No. 16 dated May 18, 1995; (31)
            Amendment No. 17 dated November 14, 1995; (28)
            Amendment No. 18 dated February 29, 1996; (31)
            Amendment No. 19 dated November 25, 1996; (35)
            Amendment No. 20 dated April 7, 1997; (35)
            Amendment No. 21 dated February 23, 1998; (35)
(b)  Copy of By-Laws of the Registrant; (7)
      (i) Copy of Amendment No. 1 to By-Laws dated November 18, 1997; + (ii) Copy of Amendment No. 2 to By-Laws dated February 23, 1998; + (iii) Copy of Amendment No. 3 to By-Laws dated February 27, 1998; + (iv) Copy of Amendment No. 4 to By-Laws dated May 12, 1998; +

---
+ All exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on December 23, 1992 (File Nos. 33-31259 and 811-5911).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on March 2, 1994 (File Nos. 33-31259 and 811-5911).

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on September 19, 1994 (File Nos. 33-31259 and 811-5911).

28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed on December 22, 1995 (Filed Nos. 33-31259 and 811-5911).

31.  Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 43 on Form N-1A filed on November 29, 1996 (File Nos. 33-31259 and 811-5911).

34. Response incorporated by reference to Registrant's Pre-Effective Amendment No. 46 on Form N-1A filed on March 16, 1998 (File Nos. 33-31259 and 811-5911).

(c) (i) Copy of Specimen Certificates for Shares of Beneficial Interest of Alabama Municipal Cash Trust, Minnesota Municipal Cash Trust (Cash Series Shares and Institutional Shares), Pennsylvania Municipal Cash Trust (Cash Series Shares and Institutional Service Shares), Virginia Municipal Cash Trust (Institutional Service Shares and Institutional Shares), North Carolina Municipal Cash Trust, Ohio Municipal Cash Trust (Cash II Shares and Institutional Shares), Massachusetts Municipal Cash Trust (Institutional Service Shares and BayFunds Shares), and New Jersey Municipal Cash Trust (Institutional Shares and Institutional Service Shares); (16)
    (ii) Copy of Specimen Certificate for Maryland Municipal Cash Trust; (17)
    (iii) Copy of Specimen Certificate for Florida Municipal Cash Trust; (20)
    (iv) Copy of Specimen Certificate for Michigan Municipal Cash Trust; (24)
    (v) Copy of Specimen Certificate for Pennsylvania Municipal Cash Trust (Institutional Shares); (25)
    (vi)   Copy of Specimen Certificate for Georgia Municipal Cash Trust; (26)
    (vii) Copy of Specimen Certificates for Tennessee Municipal Cash Trust (Institutional Shares and Institutional Service Shares); (30) (viii) Copy of Specimen Certificates for Pennsylvania Municipal Cash Trust and Connecticut Municipal Cash Trust; (2) (ix) Copy of Specimen Certificate for Ohio Municipal Cash Trust (Institutional Service Shares); (9) (x) Copy of Speciman Certificates for California Municipal Cash Trust (Institutional Shares and Institutional Service Shares),
    Michigan Municipal Cash Trust (Institutional Shares and Institutional Service Shares), and Ohio Municipal Cash Trust
    (Institutional Shares and Institutional Service Shares); (33)
    (xi) Copy of Specimen Certificate for Arizona Municipal Cash Trust (Institutional Service Shares); (35)

----------------
+ All exhibits have been filed electronically.

2.   Response  is  incorporated   by  reference  to  Registrants   Pre-Effective
     Amendment No. 1 on Form N-1A filed on October 31, 1989 (File Nos. 33-31259 and 811-5911).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993 (File Nos. 33-31259 and 811-5911).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on March 2, 1994 (File Nos. 33-31251 and 811-5911).

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on September 19, 1994 (File Nos. 33-31251 and 811-5911).

24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed on April 13, 1995 (File Nos. 33-31251 and 811-5911).

25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on May 19, 1995 (File Nos. 33-31251 and 811-5911).

26.  Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 36 on Form N-1A filed on May 31, 1995 (File Nos. 33-31259 and 811-5911).

30.  Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 42 on Form N-1A filed on February 29, 1996 (File Nos. 33-31251 and 811-5911).

(d) Conformed copy of Investment Advisory Contract of the Registrant; (7) (i) Conformed copies of exhibits to Investment Advisory Contract:
            Exhibit G for Virginia Municipal Cash Trust; (18) Exhibit H for Alabama Municipal Cash Trust; (19) Exhibit I for North Carolina Municipal Cash Trust; (19) Exhibit J for Maryland Municipal Cash Trust; (19) Exhibit K for New York Municipal Cash Trust; (22) Exhibit L for California Municipal Cash Trust; (22) Exhibit M for Florida Municipal Cash Trust; (31) Exhibit N for Georgia Municipal Cash Trust; (27) Exhibit O for Michigan Municipal Cash Trust; (27) Exhibit P for Tennessee Municipal Cash Trust;(31) Exhibit Q for Arizona Municipal Cash Trust; (35)
(e) Conformed copy of Distributor's Contract of the registrant;(7) (i) Conformed copies of exhibits to the Distributor's Contract:
            Exhibit A for Massachusetts Municipal Cash Trust
              (Institutional Service Shares); (9)
            Exhibit B for Pennsylvania Municipal Cash Trust
              (Institutional Service Shares); (9)
            Exhibit C for Connecticut Municipal Cash Trust
              (Institutional Service Shares); (9)
            Exhibit D for Minnesota Municipal Cash Trust
              (Institutional Shares); (9)
            Exhibit E for New Jersey Municipal Cash Trust
              (Institutional Shares); (31)
            Exhibit F for New Jersey Municipal Cash Trust
              (Institutional Service Shares; (31)
            Exhibit G for Pennsylvania Municipal Cash Trust
              (Cash Series Shares); (31)
            Exhibit H does not exist;
            Exhibit I for Minnesota Municipal Cash Trust
              (Cash Series Shares); (31)
            Exhibit J does not exist;
            Exhibit K for Ohio Municipal Cash Trust
              (Institutional Service Shares); (31)
--------------

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).

9.   Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 10 on Form N-1A filed on January 24, 1991 (File Nos. 33-31259 and 811-5911).

18.  Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 26 on Form N-1A filed on June 1, 1994 (File Nos. 33-31259 and 811-5911).

19.  Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 28 on Form N-1A filed on June 28, 1994 (File Nos. 33-31259 and 811-5911).

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).

31. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 43 on Form N-1A filed November 29, 1996 (File Nos. 33-31259 and 811-5911).

33. Response is incorporated by reference to Registrants Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997 (File Nos. 33-31259 and 811-5911). 34. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 46 on Form N-1A filed March 16, 1998 (File Nos. 33-31259 and 811-5911).

            Exhibit L for Ohio Municipal Cash Trust (Cash II Shares); (31) Exhibit M; (22) Exhibit N for Virginia Municipal Cash Trust; (19) Exhibit O for Alabama Municipal Cash Trust; (19) Exhibit P for North Carolina Municipal Cash Trust; (19) Exhibit Q for Maryland Municipal Cash Trust; (19) Exhibit R for New York Municipal Cash Trust (Cash II Shares); (21) Exhibit S for New York Municipal Cash Trust
              (Institutional Service Shares); (21) Exhibit T for California
            Municipal Cash Trust; (21) Exhibit U for Florida Municipal Cash Trust; (22) Exhibit W for Michigan Municipal Cash Trust; (27)
            Exhibit X for Pennsylvania Municipal Cash Trust
              (Institutional Shares); (27)
            Exhibit Y for Florida Municipal Cash Trust (Cash II Shares); (29) Exhibit Z for California Municipal Cash Trust
              (Institutional Shares); (31)
            Exhibit AA for Michigan Municipal Cash Trust
              (Institutional Shares);  (31)
            Exhibit BB for Ohio Municipal Cash Trust
              (Institutional Shares); (31)
            Exhibit CC for Tennessee Municipal Cash Trust
              (Institutional Shares); (31)
            Exhibit DD for Tennessee Municipal Cash Trust
              (Institutional Service Shares); (31)
            Exhibit EE for Arizona Municipal Cash Trust
              (Institutional Service Shares); (35)
    (ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269);
-------------------------------
+ All exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).

9. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 10 on Form N-1A filed on January 24, 1991 (File Nos. 33-31259 and 811-5911).

19. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 28 on Form N-1A filed on June 28, 1994(File Nos. 33-31259 and 811-5911).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 24, 1994 (File Nos. 33-31259 and 811-5911).

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).

27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on July 18, 1995 (File Nos. 33-31259 and 811-5911).

29 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed on January 30, 1996. (File Nos. 33-31259 and 811-5911).

31. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 43 on Form N-1A filed November 29, 1996 (File Nos. 33-31259 and 811-5911).

(f) Not applicable;
(g) (i) Conformed copy of Custodian Agreement of the Registrant; (22) (ii) Copy of Exhibit 1 to the Custodian Agreement; (27) (iii) Conformed copy of Custodian Fee Schedule; (33)
(h)   (i)   Conformed copy of Agreement for Fund Accounting, Shareholder
            Recordkeeeping, and Custody Services Procurement; (31)
      (ii)  Conformed copy of Sub-Transfer Agency Agreement of the
            Registrant (Massachusetts Municipal Cash Trust--1784 Fund
      Shares only); (32)
      (iii) Conformed copy of Shareholder Services Agreement of the
            Registrant (Massachusetts Municipal Cash Trust--1784 Fund
      Shares only); (15)
      (iv)  Conformed copy of Shareholder Services Agreement of the
            Registrant; (22)
      (v)   Conformed copy of Amended and Restated Shareholder
            Services Agreement; (33)
      (vi)  The response and exhibits described in Item 24(b)(6) are hereby incorporated by reference;
      (vii) Conformed copy of Administrative Services Agreement of the Registrant; (22)
       (viii)Form of Schwab Master Services Agreement (Ohio Municipal
             Cash Trust-Cash II Shares only); (31)
      (viv) Conformed copy of License Agreement (Massachusetts  Municipal Cash
            Trust-1784 Funds Shares only);(32)
       (x)  Conformed copy of Shareholder Services Agreement for
            Massachusetts Municipal Cash Trust (Boston 1784
      Funds Shares); +
(i) Conformed copy of Opinion and Consent of Counsel as to the legality of shares being registered; (5)
---------
+ All exhibits have been filed electronically.

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed August 3, 1990 (File Nos. 33-31259 and 811-5911).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on October 1, 1993 (File Nos. 33-31259 and 811-5911).

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).

27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on July 18, 1995 (File Nos. 33-31259 and 811-5911).

29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed on January 30, 1996. (File Nos. 33-31259 and 811-5911).

31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed on November 29, 1996 (File Nos. 33-31259 and 811-5911).

32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed on December 23, 1996 (File Nos. 33-31259 and 811-5911).

33.  Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 45 on Form N-1A filed on December 19, 1997 (File Nos. 33-31259 and 811-5911).

34.  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 46 on Form N-1A filed on March 16, 1998 (File Nos. 33-31259 and 811-5911).

(j) Conformed copy of Consent of Independent Public Accountants; (33) (k) Not applicable; (l) Conformed copy of Initial Capital Understanding; (2)
(m) (i) Copy of Rule 12b-1 Plan of the Registrant through and including Exhibit F (7); Additional Exhibits to the Rule 12b-1 Plan have been executed to reflect the coverage of subsequently created portfolios and/or classes under these documents. Because these exhibits are substantially identical but differ only as to the Fund name, dates, and any other Fund - specific information, pursuant to Rule 8b- 31 of the Investment Company Act they need not be filed.; (ii) Conformed copies of exhibits to 12b-1 Plan of the Registrant:
                  Exhibit G for Ohio Municipal Cash Trust
                    (Cash II Shares); (31)
                  Exhibit H for New York Municipal Cash Trust
                    (Cash II Shares);(21)
                  Exhibit I for New York Municipal Cash Trust
                    (Institutional Service Shares); (21)
                  Exhibit J for Florida Municipal Cash Trust; (22)
                  Exhibit K for Florida Municipal Cash Trust
                    (Cash II Shares); (29)
      (iii) The response and exhibits described in Item 24 (b) (6) are hereby incorporated by reference. (n) Copy of Financial Data Schedules; (33) (o) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996.
(File Nos. 33-52149 and 811-07141);
(p) Conformed copy of Power of Attorney; (32)
      (i) Amendment to Schedule 1 to Limited Power of Attorney dated March 1, 1998 (34).
----------------------
+ All exhibits have been filed electronically.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed on October 31, 1989 (File Nos. 33-31259 and 811-5911).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 24, 1994 (File Nos. 33-31259 and 811-5911).

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).

29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed on January 30, 1996. (File Nos. 33-31259 and 811-5911).

31. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 43 on Form N-1A filed on November 29, 1996 (File Nos. 33-31259 and 811-5911).

32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed on December 23, 1996 (File Nos. 33-31259 and 811-5911).

33. Response is incorporated by reference to Registrants Post- Effective Amendment No. 45 on Form N-1A filed on December 19, 1997 (File Nos. 33-31259 and 811-5911).

34. Response is incorporated by reference to Registrant's Pre- Effective Amendment No. 46 on Form N-1A filed on March 16, 1998 (File Nos. 33-31259 and 811-5911).

Item 24.    Persons Controlled by or Under Common Control with the Fund:

    None

Item 25.    Indemnification: (3)

Item 26. Business and Other Connections of the Investment Adviser:

For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund" in Part A. The affiliations with the Registrant of three of the Trustees and two of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107
W. Market Street, Georgetown, Delaware 19947.

      The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Peter R. Anderson
                                             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson

         Vice Presidents:                    J. Scott Albrecht
                                             Joseph M. Balestrino
                                             Randall S. Bauer
                                             David F. Belton
                                             David A. Briggs
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Marian R. Marinack
                                             Sandra L. McInerney
                                             Robert J. Ostrowski
                                             Charles A. Ritter
                                             Scott B. Schermerhorn
                                             Frank Semack


----------------------

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed on March 22, 1990 (File Nos. 33-31259 and 811-5911).

                                             Aash M. Shah
                                             William F. Stotz
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

         Assistant Vice Presidents:          Todd A. Abraham
                                             Stefanie L. Bachhuber
                                             Arthur J. Barry
                                             Micheal W. Casey
                                             Robert E. Cauley
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             Robert M. Marsh
                                             Joseph M. Natoli
                                             Keith J. Sabol
                                             Michael W. Sirianni
                                             Gregg S. Tenser

            Secretary:                       Stephen A. Keen

            Treasurer:                       Thomas R. Donahue

            Assistant Secretaries:           Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. McGonigle

            Assistant Treasurer:             Richard B. Fisher

    The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 27.    Principal Underwriters:

     (a)  Federated   Securities   Corp.  the  Distributor  for  shares  of  the
Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

            Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
            Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Peachtree Funds; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

          Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

      (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Richard B. Fisher             Director, Chairman, Chief        Vice President
Federated Investors Tower     Executive Officer, Chief
1001 Liberty Avenue           Operating Officer, Asst.
Pittsburgh, PA 15222-3779     Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice         Executive Vice
Federated Investors Tower     President, Federated,            President
1001 Liberty Avenue
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary        --
Federated Investors Tower     and Assistant Treasurer
1001 Liberty Avenue
Pittsburgh, PA 15222-3779     Federated Securities Corp

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin             Secretary,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

    (c) Not applicable

Item 28.    Location of Accounts and Records:

Registrant                                Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779
                                          (Notices should be sent to the
                                          Agent for Service at above address.)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA  15237-7000

Federated Shareholder Services Company    Federated Investors Tower
("Transfer Agent and Dividend             1001 Liberty Avenue
Disbursing Agent ")                       Pittsburgh, PA 15222-3779

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Federated Management                      Federated Investors Tower
("Adviser")                               1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

State Street Bank and Trust Company       P.O. Box 8600
("Custodian")                             Boston, MA 02266-8600


Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

    Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MUNICIPAL TRUST, has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of October, 1998.

                            FEDERATED MUNICIPAL TRUST

                  BY: /s/ Anthony R. Bosch
                  Anthony R. Bosch, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  October 28, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                      TITLE                         DATE
By: /s/ Anthony R. Bosch
    Anthony R. Bosch          Attorney In Fact        October 28, 1998
    ASSISTANT SECRETARY       For the Persons
                              Listed Below


    NAME                            TITLE
John F. Donahue*                    Chairman and Trustee
                                    (Chief Executive Officer)

Glen R. Johnson*                    President and Trustee

John W. McGonigle*                  Secretary and Treasurer (Principal
                                    Financial and Accounting
                                    Officer)

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis*           Trustee

William J. Copeland*                Trustee

James E. Dowd, Esq.*                Trustee

Lawrence D. Ellis, M.D.*            Trustee

Edward L. Flaherty, Jr., Esq.*      Trustee

Peter E. Madden*                    Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Wesley W. Posvar*                   Trustee

Marjorie P. Smuts*                  Trustee

* By Power of Attorney